UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05085

Capital Income Builder, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2008

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

Capital Income Builder

[photo – close up of green wheat field]

Semi-annual report for the six months ended April 30, 2008

Capital Income Builder® seeks to provide a growing dividend — with higher income distributions every quarter to the extent possible — together with a current yield exceeding that of U.S. stocks generally.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2008 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–5.40%	12.62%	7.82%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.58%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 26 to 29 for details.

The fund’s 30-day yield for Class A shares as of May 31, 2008, reflecting the 5.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 3.46% (3.43% without the fee waiver).

Results for other share classes can be found on page 32.

The return of principal for the bond holdings in Capital Income Builder is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the United States may be subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund’s prospectus.

Fellow shareholders:

[photo – close up of green wheat field]

Though Capital Income Builder continued to maintain its long-term advantage over both the unmanaged Standard & Poor’s 500 Composite Index and the Lipper Income Funds Average (as shown in the table below), it nonetheless recorded a negative return for the first six months of the fiscal year.

For the period ended April 30, 2008, the fund’s –7.7% return was better than the –9.6% showing of the S&P 500, though less than the –3.3% return for the Lipper average. Capital Income Builder’s focus on generating income through equity, rather than fixed income, makes it difficult to benchmark against its peer group, as the Lipper average includes many funds with comparatively larger bond portfolios.

In spite of the challenging U.S. stock market environment, the fund continued to meet its income objective, generating an above-average 12-month dividend yield of 4.18%. It bested the 3.74% Lipper yield and more than doubled the 2.05% posted by the S&P 500.

[Begin Sidebar]
Results at a glance

For periods ended April 30, 2008, with all distributions reinvested

	Total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime
					(since 7/30/87)
Capital Income Builder
(Class A shares)	–7.65%	0.44%	13.56%	8.92%	1.46%

Standard & Poor’s 500
Composite Index*	–9.63	–4.68	10.61	3.89	9.81

Lipper Income Funds Average†	–3.34	–0.13	7.84	4.50	9.38

*The S&P 500 is unmanaged and its returns do not reflect the effect of sales charges, commissions or expenses.
† Source: Lipper. Averages are based on total return and do not reflect the effect of sales charges.
[End Sidebar]

A special dividend

In addition to generating a substantial current yield, Capital Income Builder seeks to step up its dividend regularly, and we did so even as many corporations cut their stock dividends over the past six months. We increased the December 2007 dividend by one-half cent to 51 cents per share, raising it a full cent in March to 52 cents per share. The fund also distributed capital gains of $2.40 per share in December.

Because we are committed to providing shareholders with a steady stream of income, even in difficult markets, we have increased the fund’s dividend by sustainable amounts, preferring to distribute less predictable sources of income in a single payment at the end of the year. That has been the case for the past several years, as a growing number of companies — particularly those based outside the United States — are favoring special dividends over regularly scheduled payments. As a result, in December the fund paid a special dividend of 55 cents per share.

Diversification and yield

During the first six months of the fund’s fiscal year, U.S. stock prices became increasingly volatile, ultimately losing ground for much of the period. The subprime mortgage crisis, which began affecting markets in 2007, spread throughout the financial sector. While Capital Income Builder’s portfolio has a smaller percentage of financial holdings than the S&P 500, financials historically have been among the best income-yielding equities. Our financial holdings — currently just over 13% of the total portfolio — have continued to generate income, though their prices have fallen.

The fund received a strong boost from its investments outside the United States, which make up nearly 46% of the portfolio. While the U.S. credit crunch did affect overseas markets to a degree, downturns abroad generally were less pronounced in both duration and severity. While the fund’s diversification mitigated the U.S. downturn, one of the primary reasons we look beyond our shores for investment opportunities is the availability of higher stock yields.

Capital Income Builder’s bond portfolio, which accounts for 21% of net assets, was also a steadying influence as it posted nearly flat returns for the period. The bond market bore the brunt of concerns over credit problems, and many corporate bonds lost a great deal of value as investors opted for the perceived safety of Treasury bills. The Federal Reserve acted throughout the period to ease those concerns, lowering the federal funds rate five times, from 4.50% at the end of October to 2.00% as of April 30. The Fed’s salvaging of investment bank Bear Stearns also helped to stabilize the bond market.

[Begin Sidebar]
Capital Income Builder’s quarterly dividends compared with inflation
(dividends as declared and adjusted for reinvested capital gains)

[begin line chart]
Date	Special dividend (not adjusted for reinvestment of capital gains)	Additional income earned on initial shares if capital gain distributions were reinvested	Dividend	Inflation = Consumer Price Index (through March 2008)

Sep-87*		22.000
Dec-87		28.000	100.000	100.000
Mar-88		28.500	101.786	100.953
Jun-88		29.000	103.571	102.253
Sep-88		29.500	105.357	103.813
Dec-88		30.000	107.143	104.419
Mar-89		30.500	108.929	105.979
Jun-89		31.000	110.714	107.539
Sep-89		31.500	112.500	108.319
Dec-89		32.500	116.071	109.272
Mar-90		33.000	117.857	111.525
Jun-90		33.500	119.643	112.565
Sep-90		34.000	121.429	114.991
Dec-90		34.500	123.214	115.945
Mar-91		35.000	125.000	116.984
Jun-91		35.500	126.786	117.851
Sep-91		36.000	128.571	118.891
Dec-91		36.500	130.357	119.497
Mar-92		37.296	132.143	120.711
Jun-92		37.800	133.929	121.490
Sep-92		38.304	135.714	122.444
Dec-92		38.808	137.500	122.964
Mar-93		39.468	139.286	124.437
Jun-93		39.974	141.071	125.130
Sep-93		40.480	142.857	125.737
Dec-93		40.986	144.643	126.343
Apr-94		41.615	146.429	127.556
Jun-94		42.123	148.214	128.250
Sep-94		42.630	150.000	129.463
Dec-94		43.138	151.786	129.723
Mar-95		43.774	153.571	131.196
Jun-95		44.283	155.357	132.149
Sep-95		44.792	157.143	132.756
Dec-95		45.301	158.929	133.016
Mar-96		46.440	160.714	134.922
Jun-96		46.956	162.500	135.789
Aug-96		47.472	164.286	136.742
Dec-96		47.988	166.071	137.435
Mar-97		48.872	166.071	138.648
Jun-97		49.397	167.857	138.908
Sep-97		49.923	169.643	139.688
Dec-97		50.448	171.429	139.775
Mar-98		52.176	171.429	140.555
Jun-98		52.720	173.214	141.248
Sep-98		53.263	175.000	141.768
Dec-98		53.807	176.786	142.028
Mar-99		55.344	171.429	142.981
Jun-99		55.921	173.214	144.021
Sep-99		56.497	175.000	145.494
Dec-99		57.074	176.786	145.841
Mar-00		59.202	176.786	148.354
Jun-00		59.800	178.571	149.393
Sep-00		60.398	180.357	150.520
Dec-00		60.996	182.143	150.780
1-Mar		62.933	183.929	152.686
1-Jun		63.544	185.714	154.246
1-Sep		64.155	187.500	154.506
1-Dec		64.155	187.500	153.120
2-Mar		64.005	182.143	154.939
2-Jun		64.005	182.143	155.893
2-Sep		64.005	182.143	156.846
2-Dec		64.005	182.143	156.759
3-Mar		64.186	180.357	159.619
3-Jun		64.186	180.357	159.185
3-Sep		64.186	180.357	160.485
3-Dec		57.195	160.714	159.705
4-Mar		57.420	160.714	162.392
4-Jun		57.420	160.714	164.385
4-Sep		58.058	162.500	164.558
4-Dec		58.696	164.286	164.905
5-Mar		59.708	164.286	167.504
5-Jun		60.357	166.071	168.544
5-Sep		61.006	167.857	172.270
5-Dec	25.0	61.655	169.643	170.537
6-Mar		62.463	169.643	173.137
6-Jun		63.120	171.429	175.823
6-Sep		63.778	173.214	175.823
6-Dec	30.0	64.435	175.000	174.870
7-Mar		66.330	176.786	177.948
7-Jun		67.0	178.571	180.589
7-Sep		67.7	180.357	180.676
7-Dec	55.0	68.3	182.143	181.976
8-Mar		72.4	185.714	185.009
8-Jun		73.1	187.500
[end line chart]

Fiscal quarters:
1 November–January
2 February–April
3 May–July
4 August–October

(cents per share)

(Index: December 1987=100)

*Not a full quarter.
[End Sidebar]

A look at the portfolio

The fund’s largest stock holdings turned in mixed results. Electric utilities made a strong showing, as expansion in developing markets led to solid returns. German utility E.ON, the fund’s largest position, rose nearly 4% in price for the period, while Exelon gained 3%. Both of these stocks experienced substantial dividend growth as well.

As touched on previously, the fund’s financial holdings generally fell in value, with HSBC slipping more than 12% in price. General Electric, given its finance arm’s exposure to credit issues, dropped more than 20%. Many financial companies also cut back on their dividends, though the fund’s largest financial holdings actually saw dividend increases over the past year.

Telecommunications stocks suffered during the period; top assets Verizon and AT&T slumped 16% and 7%, respectively, though each continues to yield more than 4%. Likewise, the fund’s holdings in consumer staples saw modest price pullbacks but steady yields.

In the bond portfolio, we sought out investment opportunities we felt were unduly discounted over the period. Through our prudent, extensive research process, we were able to find corporate bonds and highly rated mortgage-backed securities that we feel are sound investments for the long term.

The road ahead

As we have noted in previous reports, the rally that global markets experienced from 2003 to 2007 was an extraordinary occurrence and could not be sustained indefinitely. The duration and depth of the current U.S. economic slowdown remains an unknown. Despite a difficult start to the fiscal year, Capital Income Builder has shown greater resiliency than the overall market.

Capital Income Builder’s strategy of growing income — and boosting total return through income growth — has served the fund well. While the past six months have been difficult, we are gratified that we were able to continue raising our dividend and increasing income for our shareholders. We will continue to set our sights on the long term, confident that well-managed companies committed to the discipline of dividends will eventually see their share prices rise as well. Experience has taught us that the appeal — and potential rewards — of a growth-of-income approach are best appreciated over time.

Cordially,

/s/ James B. Lovelace
James B. Lovelace
Vice Chairman of the Board

/s/ Joyce E. Gordon
Joyce E. Gordon
President

June 3, 2008

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, April 30, 2008
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversifications	(percent of net assets)

Financials	13.44%
Utilities	10.42
Telecommunication services	8.81
Energy	7.17
Consumer staples	5.42
Convertible securities & preferred stocks	0.98
Bonds & notes	21.17
Other industries	22.87
Short-term securities & other assets less liabilities	9.72
[end pie chart]

Country diversification	(percent of net assets)

United States	44.4%
Euro zone (*)	20.5
United Kingdom	4.9
Australia	3.2
Hong Kong	2.3
Taiwan	2.0
Canada	2.0
Switzerland	1.5
South Africa	1.5
Singapore	1.4
Norway	1.4
Other countries	5.2
Short-term securities & other assets less liabilities	9.7
Total	100.0%

(*)Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands and Spain.

	Shares	Market value (000)	Percent of net assets

Common stocks - 68.13%

Financials - 13.44%
HSBC Holdings PLC (United Kingdom) (1)	37,893,402	$658,632
HSBC Holdings PLC (Hong Kong) (1)	31,487,976	543,211	1.09%
Banco Santander, SA (1)	54,292,614	1,171,130	1.07
Bank of America Corp.	22,142,340	831,223	.76
Hang Seng Bank Ltd. (1)	24,296,400	488,063	.44
BNP Paribas SA (1)	4,260,270	457,552	.42
Fannie Mae	15,865,000	448,979	.41
Freddie Mac	11,800,000	293,938	.27
Other securities		9,845,480	8.98
		14,738,208	13.44

Utilities - 10.42%
E.ON AG (1)	12,776,000	2,590,283	2.36
Exelon Corp.	14,290,000	1,221,509	1.11
Veolia Environnement (1)	14,114,362	1,014,701	.93
SUEZ SA (1)	12,227,500	858,988	.78
RWE AG (1)	6,417,500	735,892	.67
Electricité de France SA (1)	6,611,000	687,636	.63
Dominion Resources, Inc.	11,022,980	478,287	.44
Southern Co.	12,478,000	464,556	.42
Other securities		3,377,447	3.08
		11,429,299	10.42

Telecommunication services - 8.81%
Verizon Communications Inc.	46,055,500	1,772,216	1.61
AT&T Inc.	41,630,605	1,611,521	1.47
Koninklijke KPN NV (1)	65,581,820	1,194,999	1.09
France Télécom SA (1)	28,895,000	904,691	.82
Belgacom SA (1)	12,889,800	590,787	.54
Telenor ASA (1) (2)	26,185,000	524,785	.48
Deutsche Telekom AG (1)	26,900,000	481,533	.44
Telekomunikacja Polska SA (1)	45,654,800	458,934	.42
Other securities		2,127,665	1.94
		9,667,131	8.81

Energy - 7.17%
Sasol Ltd. (1)	25,936,931	1,471,328	1.34
Chevron Corp.	11,510,000	1,106,686	1.01
ENI SpA (1)	26,142,866	1,004,790
ENI SpA (ADR)	912,492	70,280	.98
ConocoPhillips	9,544,800	822,285	.75
Royal Dutch Shell PLC, Class A (ADR)	7,828,000	628,667
Royal Dutch Shell PLC, Class A (1)	3,055,000	122,785	.69
Husky Energy Inc.	16,130,000	728,493	.66
StatoilHydro ASA (1)	15,801,434	567,412	.52
Other securities		1,342,288	1.22
		7,865,014	7.17

Consumer staples - 5.42%
Philip Morris International Inc. (2)	16,437,100	838,785	.77
PepsiCo, Inc.	8,795,000	602,721	.55
Diageo PLC (1)	28,448,000	580,637	.53
Nestlé SA (1)	1,150,000	548,571	.50
Kellogg Co.	9,024,000	461,758	.42
Other securities		2,906,049	2.65
		5,938,521	5.42

Materials - 4.88%
ArcelorMittal (1)	11,705,000	1,029,902	.94
Bayer AG, non-registered shares (1)	9,622,000	817,723	.75
China Steel Corp. (1)	475,549,548	781,412	.71
Other securities		2,726,390	2.48
		5,355,427	4.88

Industrials - 4.61%
General Electric Co.	34,220,000	1,118,994	1.02
Siemens AG (1)	3,880,000	456,082	.42
Other securities		3,479,646	3.17
		5,054,722	4.61

Consumer discretionary - 4.14%
Daimler AG (1)	9,242,887	714,831	.65
OPAP (Greek Organization of Football Prognostics) SA (1)	14,603,493	567,849	.52
Renault SA (1)	5,063,000	518,449	.47
Other securities		2,740,077	2.50
		4,541,206	4.14

Health care - 3.07%
Merck & Co., Inc.	20,753,100	789,448	.72
Roche Holding AG (1)	4,016,000	665,882	.61
Pfizer Inc	23,905,000	480,730	.44
Other securities		1,431,203	1.30
		3,367,263	3.07

Information technology - 1.84%
Taiwan Semiconductor Manufacturing Co. Ltd. (1)	211,112,184	460,156
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,265,542	126,625	.54
Microsoft Corp.	17,615,000	502,380	.46
Other securities		923,569	.84
		2,012,730	1.84

Miscellaneous - 4.33%
Other common stocks in initial period of acquisition		4,753,791	4.33

Total common stocks (cost: $60,669,639,000)		74,723,312	68.13

Preferred stocks - 0.60%

Financials - 0.42%
Bank of America Corp., Series K, 8.00% noncumulative (3)	70,750,000	72,100
Bank of America Corp., Series E, 0% depositary shares	1,936,800	36,255	.10
Santander Finance Preferred S.A., Unipersonal, 6.50%	4,416,000	93,978	.09
Fannie Mae, Series O, 7.00% (3) (4)	431,805	19,890
Fannie Mae, Series E, 5.10%	607,841	19,700
Fannie Mae, Series L, 5.125%	468,050	16,031	.05
Freddie Mac, Series V, 5.57%	1,968,085	37,455	.03
Other securities		166,978	.15
		462,387	.42

Other - 0.03%
Other securities		28,296	.03

Miscellaneous - 0.15%
Other preferred stocks in initial period of acquisition		165,748	.15

Total preferred stocks (cost: $724,911,000)		656,431	.60

Rights - 0.00%

Other - 0.00%
Other securities		3,770	.00

Total rights (cost: $0)		3,770	.00

Convertible securities - 0.38%

Financials - 0.09%
Fannie Mae, Series 2004-1, 5.375% convertible preferred	965	68,032	.06
Other securities		31,290	.03
		99,322	.09

Other - 0.23%
Other securities		251,962	.23

Miscellaneous - 0.06%
Other convertible securities in initial period of acquisition		65,909	.06

Total convertible securities (cost: $436,967,000)		417,193	.38

	Principal
	amount
Bonds & notes - 21.17%	(000)

Mortgage-backed obligations (5) - 7.29%
Fannie Mae 0%-11.00% 2012-2047 (1) (3)	$2,631,327	2,679,017	2.44
Freddie Mac 0%-7.50% 2015-2047 (3)	1,077,531	1,077,781	.98
Bank of America 5.50% 2012 (4)	25,000	26,230	.03
Other securities		4,209,467	3.84
		7,992,495	7.29

Financials - 3.52%
Bank of America Corp. 4.25%-5.65% 2010-2018	68,750	69,108
Bank of America Corp., Series M, 8.125% noncumulative preferred (undated) (3)	55,500	56,789
BankAmerica Corp. 5.875% 2009	7,500	7,626	.12
Household Finance Corp. 4.125%-6.40% 2008	56,000	56,119
HSBC Holdings PLC 6.50% 2037	22,350	21,988	.07
Santander Issuances, SA Unipersonal 2.902%-5.805% 2016 (3) (4)	26,700	25,021
Abbey National PLC 6.70% (undated) (3)	6,000	5,887
Santander Perpetual, SA Unipersonal 6.671% (undated) (3) (4)	2,500	2,380	.03
Other securities		3,618,529	3.30
		3,863,447	3.52

Bonds & notes of U.S. government & government agencies - 2.86%
U.S. Treasury 0%-13.25% 2009-2037 (1) (6)	1,834,005	1,963,329	1.79
Fannie Mae 5.25%-7.125% 2010-2012	500,000	538,173	.49
Freddie Mac 4.875%-7.00% 2008-2011	405,000	424,136	.39
Federal Home Loan Bank 5.625% 2016	74,375	75,984	.07
Other securities		134,719	.12
		3,136,341	2.86

Telecommunication services - 0.68%
AT&T Wireless Services, Inc. 7.875% 2011	76,700	83,027
SBC Communications Inc. 5.10%-6.25% 2011-2014	49,250	51,196
AT&T Inc. 4.95%-5.50% 2013-2018	30,500	30,596
AT&T Corp. 8.00% 2031 (3)	17,000	20,506	.17
Verizon Communications Inc. 4.35%-6.10% 2013-2018	84,725	86,372
Verizon Global Funding Corp. 7.25%-7.375% 2010-2012	27,000	29,381	.10
Koninklijke KPN NV 8.00%-8.375% 2010-2030	20,730	23,227	.02
Other securities		425,609	.39
		749,914	.68

Industrials - 0.50%
General Electric Capital Corp., Series A, 4.80% 2013	27,000	27,135	.03
General Electric Co. 4.50% PINES 2035	1,905	1,843	.00
Other securities		520,026	.47
		549,004	.50

Utilities - 0.49%
Exelon Generation Co., LLC 6.95% 2011	17,600	18,465
Exelon Corp. 4.45% 2010	10,000	9,990
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	9,000	9,113	.04
Other securities		495,693	.45
		533,261	.49

Other - 5.83%
Other securities		6,391,570	5.83

Total bonds & notes (cost: $24,162,908,000)		23,216,032	21.17

Short-term securities - 9.86%

Federal Home Loan Bank 1.67%-4.17% due 5/2/2008- 2/23/2009	2,907,075	2,892,132	2.64
Freddie Mac 2.00%-2.553% due 6/23-12/15/2008	1,374,760	1,364,901	1.24
U.S. Treasury Bills 1.191%-3.265% due 6/12-10/23/2008	622,300	618,960	.56
Procter & Gamble International Funding S.C.A. 2.08%-2.10% due 5/7-6/19/2008 (4)	466,700	465,719	.42
Fannie Mae 2.07%-2.62% due 5/23-10/8/2008	343,041	341,164	.31
AT&T Inc. 2.10%-2.73% due 5/7-7/11/2008 (4)	316,600	315,274	.29
Ranger Funding Co. LLC 2.85% due 7/25-8/8/2008 (4)	106,420	105,587	.10
Edison Asset Securitization LLC 2.95% due 6/24/2008 (4)	86,277	85,870	.08
Chevron Funding Corp. 2.16%-2.25% due 5/12-5/22/2008	65,000	64,937	.06
Other securities		4,561,543	4.16

Total short-term securities (cost: $10,817,873,000)		10,816,087	9.86

Total investment securities (cost: $96,812,298,000)		109,832,825	100.14
Other assets less liabilities		(151,495)	(.14)

Net assets		$109,681,330	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.
The market value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the six months ended April 30, 2008, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Market value of affiliates at 4/30/08 (000)

UST Inc.	8,178,000	364,000	-	8,542,000	$10,288	$444,782
Embarq Corp.	7,597,327	1,666,000	-	9,263,327	11,617	385,076
Macquarie Infrastructure Group (1)	142,568,021	-	-	142,568,021	12,241	378,442
SBM Offshore NV (1)	8,335,188	878,800	-	9,213,988	-	353,317
Macquarie Airports (1)	102,521,281	-	9,252,544	93,268,737	12,919	274,525
Ambuja Cements Ltd. (1)	67,900,919	18,500,000	-	86,400,919	1,914	242,529
SP AusNet	135,553,825	-	915,124	134,638,701	6,750	160,620
RPM International, Inc.	6,900,000	-	-	6,900,000	2,622	153,870
Macquarie Communications Infrastructure Group (1)	26,596,968	1,270,732	-	27,867,700	5,201	117,936
Macquarie Communications Infrastructure Group (1) (7)	4,332,067	206,974	-	4,539,041	806	19,209
Singapore Post Private Ltd. (1)	107,025,000	-	-	107,025,000	1,866	91,595
Greene King PLC (1)	3,927,110	4,795,100	-	8,722,210	753	88,597
S P Setia Bhd. (1) (8)	33,575,000	32,002,500	-	65,577,500	2,275	88,069
S P Setia Bhd. Group, rights, expire 2008 (2)	-	10,056,250	10,056,250	-	-	-
S P Setia Bhd., warrants, expire 2013 (2)	-	5,240,000	5,240,000	-	-	-
VastNed Retail NV (1)	845,106	-	-	845,106	3,107	85,307
Macquarie International Infrastructure Fund Ltd. (1)	83,170,000	-	-	83,170,000	2,548	53,525
BELIMO Holding AG (1)	29,774	12,476	-	42,250	1,591	40,668
Ekornes ASA (1)	1,830,425	150,000	-	1,980,425	-	35,774
Fortune Real Estate Investment Trust (1)	52,408,500	-	-	52,408,500	1,171	33,464
Cambridge Industrial Trust (1)	51,975,000	-	-	51,975,000	449	26,874
Allco Commercial REIT (1)	44,940,001	-	-	44,940,001	1,086	26,764
Idearc Inc.	7,339,714	600,000	-	7,939,714	5,233	26,201
TICON Industrial Connection PCL (1)	41,951,000	-	-	41,951,000	1,429	23,687
Fong's Industries Co. Ltd. (1)	36,590,000	-	-	36,590,000	-	20,280
Oakton Ltd. (1)	4,617,960	-	-	4,617,960	473	11,450
CapitaRetail China Trust (1) (8) (9)	23,007,000	7,830,000	-	30,837,000	-	-
Cityspring Infrastructure Trust (9)	29,250,000	-	29,250,000	-	630	-
Compass Minerals International, Inc. (9)	2,090,758	-	2,090,758	-	669	-
Fisher & Paykel Healthcare Corp. Ltd. (1) (9)	33,221,000	-	21,997,192	11,223,808	1,379	-
iStar Financial, Inc. (9)	8,207,550	-	2,000,000	6,207,550	16,333	-
iStar Financial, Inc. 5.375% 2010 (9)	$25,675,000	-	$1,650,000	$24,025,000	676	-
iStar Financial, Inc. 5.80% 2011 (9)	$7,600,000	-	$5,288,000	$2,312,000	206	-
iStar Financial, Inc., Series B, 3.35% 2009 (3) (9)	-	$1,050,000	-	$1,050,000	7	-
iStar Financial, Inc., Series B, 4.875% 2009 (9)	$2,000,000	$353,000	$2,353,000	-	36	-
iStar Financial, Inc., Series B, 5.125% 2011 (9)	$10,000,000	$2,650,000	-	$12,650,000	277	-
iStar Financial, Inc., Series B, 5.875% 2016 (9)	-	$600,000	$600,000	-	1	-
iStar Financial, Inc., Series B, 6.000% 2010 (9)	-	$4,288,000	-	$4,288,000	6	-
iStar Financial, Inc., Series B, 6.5% 2013 (9)	-	$950,000	-	$950,000	5	-
iStar Financial, Inc., Series F, 7.80% cumulative redeemable (9)	400,000	-	-	400,000	390	-
PaperlinX Ltd. (1) (9)	22,547,000	-	-	22,547,000	636	-
					$107,590	$3,182,561

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $45,298,425,000, which represented 41.30% of the net assets of the fund.

(2) Security did not produce income during the last 12 months.
(3) Coupon rate may change periodically.
(4) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities,"  was $6,970,987,000, which represented 6.36% of the net assets of the fund.

(5) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(6) Index-linked bond whose principal amount moves with a government retail price index.
(7) Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/23-12/31/2007 at a cost of $22,856,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in "Other securities", was $42,677,000, which represented .04% of the net assets of the fund.

(8) This security was in its initial period of acquisition at 10/31/2007 and was not publicly disclosed.
(9) Unaffiliated issuer at 4/30/2008.

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements
unaudited

Statement of assets and liabilities
at April 30, 2008	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $94,065,246)	$106,650,264
Affiliated issuers (cost: $2,747,052)	3,182,561	$109,832,825
Cash denominated in currencies other than U.S. dollars
(cost: $10,005)		10,003
Cash		19,181
Receivables for:
Sales of investments	615,595
Sales of fund's shares	217,787
Dividends and interest	452,638	1,286,020
		111,148,029
Liabilities:
Payables for:
Purchases of investments	883,518
Repurchases of fund's shares	94,420
Dividends on fund's shares	409,642
Investment advisory services	22,861
Services provided by affiliates	53,476
Directors' deferred compensation	1,330
Other	1,452	1,466,699
Net assets at April 30, 2008		$109,681,330

Net assets consist of:
Capital paid in on shares of capital stock		$96,511,129
Undistributed investment income		140,400
Undistributed net realized gain		8,454
Net unrealized appreciation		13,021,347
Net assets at April 30, 2008		$109,681,330

Total authorized capital stock - 3,000,000 shares, $.01 par value (1,846,360 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$80,222,547	1,350,455	$59.40
Class B	5,518,921	92,905	59.40
Class C	12,894,422	217,063	59.40
Class F	5,971,367	100,521	59.40
Class 529-A	1,330,805	22,403	59.40
Class 529-B	176,794	2,976	59.40
Class 529-C	513,925	8,651	59.40
Class 529-E	65,204	1,098	59.40
Class 529-F	37,972	639	59.40
Class R-1	146,165	2,460	59.40
Class R-2	674,336	11,352	59.40
Class R-3	874,098	14,714	59.40
Class R-4	299,978	5,050	59.40
Class R-5	954,796	16,073	59.40
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $63.02 each.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended April 30, 2008	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S.
taxes of $88,258; also includes
$106,376 from affiliates)	$1,339,462
Interest (includes $1,214 from affiliates)	842,698	$2,182,160

Fees and expenses(*):
Investment advisory services	125,052
Distribution services	196,580
Transfer agent services	32,148
Administrative services	15,454
Reports to shareholders	1,470
Registration statement and prospectus	1,514
Postage, stationery and supplies	3,142
Directors' compensation	119
Auditing and legal	65
Custodian	5,508
State and local taxes	782
Other	164
Total fees and expenses before reimbursements/waivers	381,998
Less reimbursements/waivers of fees and expenses:
Investment advisory services	12,505
Administrative services	10
Total fees and expenses after reimbursements/waivers		369,483
Net investment income		1,812,677

Net realized gain and unrealized
depreciation on investments
and currency:
Net realized gain (loss) on:
Investments (including $337 net gain from affiliates)	713,441
Currency transactions	(5,132)	708,309
Net unrealized depreciation on:
Investments	(11,372,600)
Currency translations	(275)	(11,372,875)
Net realized gain and
unrealized depreciation
on investments and currency		(10,664,566)
Net decrease in net assets resulting
from operations		$(8,851,889)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended April 30, 2008*	October 31, 2007
Operations:
Net investment income	$1,812,677	$3,627,165
Net realized gain on investments and
currency transactions	708,309	4,211,870
Net unrealized (depreciation) appreciation
on investments and currency translations	(11,372,875)	10,210,577
Net (decrease) increase in net assets
resulting from operations	(8,851,889)	18,049,612

Dividends and distributions paid or accrued to
shareholders :
Dividends from net investment income and currency gain	(2,677,047)	(3,246,425)
Distributions from net realized gain
on investments	(4,042,054)	(1,558,658)
Total dividends and distributions paid or accrued
to shareholders	(6,719,101)	(4,805,083)

Net capital share transactions	11,587,447	22,712,221

Total (decrease) increase in net assets	(3,983,543)	35,956,750

Net assets:
Beginning of period	113,664,873	77,708,123
End of period (including undistributed
net investment income: 140,400 and $1,004,770, respectively)	$109,681,330	$113,664,873

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                               unaudited

1. Organization and significant accounting policies

Organization – Capital Income Builder, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a growing dividend-with higher income distributions every quarter to the extent possible-together with a current yield exceeding that of U.S. stocks generally.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations –Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders quarterly. Distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Mortgage dollar rolls – The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2. Investments outside the U.S.

Investment risk – The risks of investing in securities of issuers outside the U.S. may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended April 30, 2008, non-U.S. taxes paid on realized gains were $1,087,000. As of April 30, 2008, non-U.S. taxes provided on unrealized gains were $418,000.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003, by state tax authorities for tax years before 2002 and by tax authorities outside the U.S. for tax years before 2006.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; amortization of premiums or discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2007, the fund had tax basis undistributed ordinary income of $1,994,213,000 and undistributed long-term capital gains of $3,356,665,000.

As of April 30, 2008, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$17,337,877
Gross unrealized depreciation on investment securities	(5,103,383)
Net unrealized appreciation on investment securities	12,234,494
Cost of investment securities	97,598,331

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Six months ended April 30, 2008			Year ended October 31, 2007
Share class	Ordinary income	Long-term capital gains	Total distributions paid or accrued	Ordinary income	Long-term capital gains	Total distributions paid or accrued

Class A	$2,022,462	$2,964,770	$4,987,232	$2,517,806	$1,167,689	$3,685,495
Class B	120,243	208,830	329,073	145,067	87,766	232,833
Class C	273,558	478,115	751,673	299,015	174,576	473,591
Class F	147,447	216,993	364,440	164,956	72,083	237,039
Class 529-A	31,535	46,159	77,694	35,069	15,615	50,684
Class 529-B	3,619	6,377	9,996	4,019	2,460	6,479
Class 529-C	10,304	18,001	28,305	10,686	6,251	16,937
Class 529-E	1,463	2,273	3,736	1,638	810	2,448
Class 529-F	894	1,232	2,126	785	283	1,068
Class R-1	2,873	4,893	7,766	2,678	1,466	4,144
Class R-2	13,443	23,352	36,795	14,009	8,069	22,078
Class R-3	19,237	29,724	48,961	19,728	9,453	29,181
Class R-4	6,827	9,805	16,632	6,499	2,544	9,043
Class R-5	23,142	31,530	54,672	24,470	9,593	34,063
Total	$2,677,047	$4,042,054	$6,719,101	$3,246,425	$1,558,658	$4,805,083

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.112% on such assets in excess of $89 billion. The board of directors approved an amended agreement effective November 1, 2007, continuing the series of rates to include an additional annual rate of 0.110% on daily net assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $100,000,000 of the fund's monthly gross income and decreasing to 2.50% on such income in excess of $100,000,000. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended April 30, 2008, total investment advisory services fees waived by CRMC were $12,505,000. As a result, the fee shown on the accompanying financial statements of $125,052,000, which was equivalent to an annualized rate of 0.233%, was reduced to $112,547,000, or 0.210% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described on the following page:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2008, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended April 30, 2008, the total administrative services fees paid by CRMC were $10,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended April 30, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$88,433	$30,004	Not applicable	Not applicable	Not applicable
Class B	27,452	2,144	Not applicable	Not applicable	Not applicable
Class C	63,315	Included in administrative services	$7,157	$781	Not applicable
Class F	7,243		2,595	251	Not applicable
Class 529-A	1,274		460	59	$ 627
Class 529-B	853		62	18	85
Class 529-C	2,435		179	41	244
Class 529-E	155		23	3	31
Class 529-F	-		13	2	17
Class R-1	669		58	21	Not applicable
Class R-2	2,373		448	904	Not applicable
Class R-3	2,037		547	222	Not applicable
Class R-4	341		174	9	Not applicable
Class R-5	Not applicable		415	8	Not applicable
Total	$196,580	$32,148	$12,131	$2,319	$1,004

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $119,000, shown on the accompanying financial statements, includes $230,000 in current fees (either paid in cash or deferred) and a net decrease of $111,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2008
Class A	$8,193,136	134,640	$4,653,040	76,326	$(4,725,567)	(78,428)	$8,120,609	132,538
Class B	446,091	7,347	306,293	5,015	(349,971)	(5,821)	402,413	6,541
Class C	1,612,084	26,448	690,134	11,299	(971,186)	(16,164)	1,331,032	21,583
Class F	1,223,241	20,115	307,926	5,050	(743,887)	(12,425)	787,280	12,740
Class 529-A	206,153	3,377	76,591	1,257	(48,801)	(801)	233,943	3,833
Class 529-B	18,782	308	9,882	162	(5,826)	(96)	22,838	374
Class 529-C	83,017	1,362	27,922	457	(26,874)	(441)	84,065	1,378
Class 529-E	9,457	156	3,686	60	(2,449)	(40)	10,694	176
Class 529-F	9,685	159	2,080	34	(2,012)	(34)	9,753	159
Class R-1	37,378	617	7,538	123	(13,063)	(218)	31,853	522
Class R-2	158,165	2,607	36,184	593	(77,445)	(1,278)	116,904	1,922
Class R-3	233,204	3,844	48,041	787	(110,132)	(1,828)	171,113	2,803
Class R-4	87,239	1,443	16,290	267	(35,691)	(591)	67,838	1,119
Class R-5	205,799	3,411	49,347	810	(58,034)	(962)	197,112	3,259
Total net increase
(decrease)	$12,523,431	205,834	$6,234,954	102,240	$(7,170,938)	(119,127)	$11,587,447	188,947

Year ended October 31, 2007
Class A	$18,195,620	287,520	$3,350,437	53,845	$(6,272,916)	(98,924)	$15,273,141	242,441
Class B	1,023,405	16,179	213,503	3,443	(439,089)	(6,921)	797,819	12,701
Class C	3,916,877	61,860	424,435	6,837	(1,081,324)	(17,036)	3,259,988	51,661
Class F	2,423,002	38,180	192,282	3,086	(752,326)	(11,805)	1,862,958	29,461
Class 529-A	383,267	6,062	49,207	790	(61,508)	(968)	370,966	5,884
Class 529-B	35,726	565	6,385	103	(7,072)	(111)	35,039	557
Class 529-C	157,306	2,486	16,561	267	(37,168)	(586)	136,699	2,167
Class 529-E	17,227	273	2,392	38	(3,660)	(58)	15,959	253
Class 529-F	16,687	262	1,007	16	(1,578)	(25)	16,116	253
Class R-1	62,299	985	3,945	64	(16,613)	(261)	49,631	788
Class R-2	282,232	4,460	21,428	345	(125,181)	(1,966)	178,479	2,839
Class R-3	387,004	6,107	28,141	452	(141,041)	(2,223)	274,104	4,336
Class R-4	156,665	2,470	8,547	137	(42,711)	(671)	122,501	1,936
Class R-5	350,102	5,507	28,573	458	(59,854)	(939)	318,821	5,026
Total net increase
(decrease)	$27,407,419	432,916	$4,346,843	69,881	$(9,042,041)	(142,494)	$22,712,221	360,303

* Includes exchanges between share classes of the fund.

6. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $19,976,274,000 and $13,239,179,000, respectively, during the six months ended April 30, 2008.

Financial highlights (1)

		(Loss) income from investment operations(2)			Dividends and distributions
	Net asset value, beginning of period	Net investment income (3)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (4) (5)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers (5)		Ratio of net income to average net assets (3) (5)
Class A:
Six months ended 4/30/2008 (6)	$68.58	$1.07	$(6.27)	$(5.20)	$(1.58)	$(2.40)	$(3.98)	$59.40	(7.65)%	$80,223.56%		(7)	.53%	(7)	3.53%	(7)
Year ended 10/31/2007	59.91	2.52	9.62	12.14	(2.30)	(1.17)	(3.47)	68.58	20.93	83,524.58			.55		3.97
Year ended 10/31/2006	52.58	2.13	8.06	10.19	(2.17)	(.69)	(2.86)	59.91	20.00	58,439.58			.55		3.82
Year ended 10/31/2005	50.75	2.01	2.56	4.57	(1.84)	(.90)	(2.74)	52.58	9.11	42,303.59			.57		3.79
Year ended 10/31/2004	45.29	1.76	5.68	7.44	(1.81)	(.17)	(1.98)	50.75	16.73	28,458.60			.59		3.65
Year ended 10/31/2003	40.73	1.72	5.36	7.08	(2.00)	(.52)	(2.52)	45.29	17.95	18,273.65			.65		4.04
Class B:
Six months ended 4/30/2008 (6)	68.58	.84	(6.27)	(5.43)	(1.35)	(2.40)	(3.75)	59.40	(8.01)	5,519	1.34	(7)	1.31	(7)	2.75	(7)
Year ended 10/31/2007	59.91	2.03	9.62	11.65	(1.81)	(1.17)	(2.98)	68.58	20.02	5,923	1.35		1.32		3.19
Year ended 10/31/2006	52.58	1.69	8.06	9.75	(1.73)	(.69)	(2.42)	59.91	19.07	4,413	1.37		1.34		3.04
Year ended 10/31/2005	50.75	1.59	2.56	4.15	(1.42)	(.90)	(2.32)	52.58	8.26	3,371	1.38		1.36		3.01
Year ended 10/31/2004	45.29	1.38	5.68	7.06	(1.43)	(.17)	(1.60)	50.75	15.81	2,469	1.40		1.39		2.85
Year ended 10/31/2003	40.73	1.38	5.36	6.74	(1.66)	(.52)	(2.18)	45.29	17.03	1,532	1.44		1.44		3.19
Class C:
Six months ended 4/30/2008 (6)	68.58	.82	(6.27)	(5.45)	(1.33)	(2.40)	(3.73)	59.40	(8.03)	12,894	1.38	(7)	1.36	(7)	2.70	(7)
Year ended 10/31/2007	59.91	2.00	9.62	11.62	(1.78)	(1.17)	(2.95)	68.58	19.97	13,406	1.39		1.37		3.16
Year ended 10/31/2006	52.58	1.67	8.06	9.73	(1.71)	(.69)	(2.40)	59.91	19.02	8,616	1.41		1.38		2.99
Year ended 10/31/2005	50.75	1.56	2.56	4.12	(1.39)	(.90)	(2.29)	52.58	8.19	5,867	1.44		1.42		2.94
Year ended 10/31/2004	45.29	1.34	5.68	7.02	(1.39)	(.17)	(1.56)	50.75	15.72	3,476	1.47		1.47		2.76
Year ended 10/31/2003	40.73	1.35	5.36	6.71	(1.63)	(.52)	(2.15)	45.29	16.94	1,696	1.51		1.51		3.08
Class F:
Six months ended 4/30/2008 (6)	68.58	1.06	(6.27)	(5.21)	(1.57)	(2.40)	(3.97)	59.40	(7.67)	5,971.60		(7)	.58	(7)	3.49	(7)
Year ended 10/31/2007	59.91	2.50	9.62	12.12	(2.28)	(1.17)	(3.45)	68.58	20.89	6,020.61			.58		3.95
Year ended 10/31/2006	52.58	2.11	8.06	10.17	(2.15)	(.69)	(2.84)	59.91	19.94	3,494.62			.60		3.76
Year ended 10/31/2005	50.75	1.96	2.56	4.52	(1.79)	(.90)	(2.69)	52.58	9.01	2,141.68			.65		3.71
Year ended 10/31/2004	45.29	1.70	5.68	7.38	(1.75)	(.17)	(1.92)	50.75	16.58	1,161.72			.71		3.51
Year ended 10/31/2003	40.73	1.67	5.36	7.03	(1.95)	(.52)	(2.47)	45.29	17.82	539.76			.76		3.86
Class 529-A:
Six months ended 4/30/2008 (6)	68.58	1.05	(6.27)	(5.22)	(1.56)	(2.40)	(3.96)	59.40	(7.69)	1,331.64		(7)	.62	(7)	3.47	(7)
Year ended 10/31/2007	59.91	2.47	9.62	12.09	(2.25)	(1.17)	(3.42)	68.58	20.84	1,273.65			.63		3.92
Year ended 10/31/2006	52.58	2.10	8.06	10.16	(2.14)	(.69)	(2.83)	59.91	19.92	760.64			.61		3.77
Year ended 10/31/2005	50.75	1.95	2.56	4.51	(1.78)	(.90)	(2.68)	52.58	8.99	458.71			.68		3.70
Year ended 10/31/2004	45.29	1.70	5.68	7.38	(1.75)	(.17)	(1.92)	50.75	16.59	244.72			.71		3.53
Year ended 10/31/2003	40.73	1.70	5.36	7.06	(1.98)	(.52)	(2.50)	45.29	17.89	121.70			.70		3.99
Class 529-B:
Six months ended 4/30/2008 (6)	68.58	.80	(6.27)	(5.47)	(1.31)	(2.40)	(3.71)	59.40	(8.07)	177	1.45	(7)	1.43	(7)	2.65	(7)
Year ended 10/31/2007	59.91	1.96	9.62	11.58	(1.74)	(1.17)	(2.91)	68.58	19.89	178	1.46		1.44		3.09
Year ended 10/31/2006	52.58	1.63	8.06	9.69	(1.67)	(.69)	(2.36)	59.91	18.93	122	1.49		1.46		2.93
Year ended 10/31/2005	50.75	1.50	2.56	4.06	(1.33)	(.90)	(2.23)	52.58	8.08	83	1.55		1.53		2.85
Year ended 10/31/2004	45.29	1.28	5.68	6.96	(1.33)	(.17)	(1.50)	50.75	15.58	55	1.60		1.60		2.66
Year ended 10/31/2003	40.73	1.30	5.36	6.66	(1.58)	(.52)	(2.10)	45.29	16.82	31	1.64		1.64		3.04
Class 529-C:
Six months ended 4/30/2008 (6)	68.58	.80	(6.27)	(5.47)	(1.31)	(2.40)	(3.71)	59.40	(8.06)	514	1.45	(7)	1.42	(7)	2.66	(7)
Year ended 10/31/2007	59.91	1.96	9.62	11.58	(1.74)	(1.17)	(2.91)	68.58	19.89	499	1.46		1.44		3.11
Year ended 10/31/2006	52.58	1.63	8.06	9.69	(1.67)	(.69)	(2.36)	59.91	18.94	306	1.47		1.45		2.94
Year ended 10/31/2005	50.75	1.51	2.56	4.07	(1.34)	(.90)	(2.24)	52.58	8.10	192	1.54		1.52		2.86
Year ended 10/31/2004	45.29	1.29	5.68	6.97	(1.34)	(.17)	(1.51)	50.75	15.60	113	1.59		1.58		2.67
Year ended 10/31/2003	40.73	1.31	5.36	6.67	(1.59)	(.52)	(2.11)	45.29	16.83	54	1.63		1.63		3.05
Class 529-E:
Six months ended 4/30/2008 (6)	68.58	.96	(6.27)	(5.31)	(1.47)	(2.40)	(3.87)	59.40	(7.83)	65.94		(7)	.92	(7)	3.17	(7)
Year ended 10/31/2007	59.91	2.28	9.62	11.90	(2.06)	(1.17)	(3.23)	68.58	20.49	63.95			.93		3.61
Year ended 10/31/2006	52.58	1.92	8.06	9.98	(1.96)	(.69)	(2.65)	59.91	19.55	40.96			.94		3.45
Year ended 10/31/2005	50.75	1.78	2.56	4.34	(1.61)	(.90)	(2.51)	52.58	8.64	25	1.02		1.00		3.38
Year ended 10/31/2004	45.29	1.54	5.68	7.22	(1.59)	(.17)	(1.76)	50.75	16.19	15	1.07		1.07		3.18
Year ended 10/31/2003	40.73	1.53	5.36	6.89	(1.81)	(.52)	(2.33)	45.29	17.44	7	1.10		1.10		3.57

Class 529-F:
Six months ended 4/30/2008 (6)	$68.58	$1.11	$(6.27)	$(5.16)	$(1.62)	$(2.40)	$(4.02)	$59.40	(7.59)%	$38.44%		(7)	.42%	(7)	3.69%	(7)
Year ended 10/31/2007	59.91	2.60	9.62	12.22	(2.38)	(1.17)	(3.55)	68.58	21.08	33.46			.43		4.17
Year ended 10/31/2006	52.58	2.20	8.06	10.26	(2.24)	(.69)	(2.93)	59.91	20.12	14.46			.44		3.95
Year ended 10/31/2005	50.75	1.97	2.56	4.53	(1.80)	(.90)	(2.70)	52.58	9.04	6.63			.60		3.78
Year ended 10/31/2004	45.29	1.65	5.68	7.33	(1.70)	(.17)	(1.87)	50.75	16.47	3.82			.82		3.44
Year ended 10/31/2003	40.73	1.64	5.36	7.00	(1.92)	(.52)	(2.44)	45.29	17.72	1.85			.85		3.78
Class R-1:
Six months ended 4/30/2008 (6)	68.58	.83	(6.27)	(5.44)	(1.34)	(2.40)	(3.74)	59.40	(8.03)	146	1.37	(7)	1.35	(7)	2.75	(7)
Year ended 10/31/2007	59.91	1.98	9.62	11.60	(1.76)	(1.17)	(2.93)	68.58	19.94	133	1.42		1.40		3.17
Year ended 10/31/2006	52.58	1.65	8.06	9.71	(1.69)	(.69)	(2.38)	59.91	18.98	69	1.44		1.41		2.96
Year ended 10/31/2005	50.75	1.54	2.56	4.10	(1.37)	(.90)	(2.27)	52.58	8.15	34	1.50		1.46		2.91
Year ended 10/31/2004	45.29	1.32	5.68	7.00	(1.37)	(.17)	(1.54)	50.75	15.69	11	1.53		1.50		2.74
Year ended 10/31/2003	40.73	1.35	5.36	6.71	(1.63)	(.52)	(2.15)	45.29	16.94	5	1.66		1.53		3.12
Class R-2:
Six months ended 4/30/2008 (6)	68.58	.81	(6.27)	(5.46)	(1.32)	(2.40)	(3.72)	59.40	(8.06)	674	1.43	(7)	1.41	(7)	2.68	(7)
Year ended 10/31/2007	59.91	1.98	9.62	11.60	(1.76)	(1.17)	(2.93)	68.58	19.93	647	1.45		1.41		3.14
Year ended 10/31/2006	52.58	1.65	8.06	9.71	(1.69)	(.69)	(2.38)	59.91	18.98	395	1.55		1.42		2.97
Year ended 10/31/2005	50.75	1.55	2.56	4.11	(1.38)	(.90)	(2.28)	52.58	8.18	241	1.61		1.44		2.95
Year ended 10/31/2004	45.29	1.34	5.68	7.02	(1.39)	(.17)	(1.56)	50.75	15.73	129	1.75		1.47		2.78
Year ended 10/31/2003	40.73	1.36	5.36	6.72	(1.64)	(.52)	(2.16)	45.29	16.99	57	1.85		1.49		3.11
Class R-3:
Six months ended 4/30/2008 (6)	68.58	.96	(6.27)	(5.31)	(1.47)	(2.40)	(3.87)	59.40	(7.83)	874.94		(7)	.92	(7)	3.17	(7)
Year ended 10/31/2007	59.91	2.27	9.62	11.89	(2.05)	(1.17)	(3.22)	68.58	20.47	817.97			.94		3.61
Year ended 10/31/2006	52.58	1.91	8.06	9.97	(1.95)	(.69)	(2.64)	59.91	19.51	454.98			.96		3.42
Year ended 10/31/2005	50.75	1.80	2.56	4.36	(1.63)	(.90)	(2.53)	52.58	8.68	268	1.00		.98		3.41
Year ended 10/31/2004	45.29	1.53	5.68	7.21	(1.58)	(.17)	(1.75)	50.75	16.17	120	1.09		1.08		3.15
Year ended 10/31/2003	40.73	1.52	5.36	6.88	(1.80)	(.52)	(2.32)	45.29	17.42	46	1.15		1.11		3.46
Class R-4:
Six months ended 4/30/2008 (6)	68.58	1.05	(6.27)	(5.22)	(1.56)	(2.40)	(3.96)	59.40	(7.68)	300.64		(7)	.62	(7)	3.49	(7)
Year ended 10/31/2007	59.91	2.46	9.62	12.08	(2.24)	(1.17)	(3.41)	68.58	20.83	270.67			.64		3.95
Year ended 10/31/2006	52.58	2.07	8.06	10.13	(2.11)	(.69)	(2.80)	59.91	19.88	119.68			.66		3.68
Year ended 10/31/2005	50.75	1.95	2.56	4.51	(1.78)	(.90)	(2.68)	52.58	9.01	70.70			.68		3.71
Year ended 10/31/2004	45.29	1.70	5.68	7.38	(1.75)	(.17)	(1.92)	50.75	16.57	15.74			.73		3.49
Year ended 10/31/2003	40.73	1.68	5.36	7.04	(1.96)	(.52)	(2.48)	45.29	17.84	6.79			.76		3.79
Class R-5:
Six months ended 4/30/2008 (6)	68.58	1.14	(6.27)	(5.13)	(1.65)	(2.40)	(4.05)	59.40	(7.55)	955.35		(7)	.33	(7)	3.77	(7)
Year ended 10/31/2007	59.91	2.65	9.62	12.27	(2.43)	(1.17)	(3.60)	68.58	21.17	879.37			.35		4.22
Year ended 10/31/2006	52.58	2.24	8.06	10.30	(2.28)	(.69)	(2.97)	59.91	20.23	467.38			.36		4.03
Year ended 10/31/2005	50.75	2.11	2.56	4.67	(1.94)	(.90)	(2.84)	52.58	9.33	292.39			.37		4.00
Year ended 10/31/2004	45.29	1.85	5.68	7.53	(1.90)	(.17)	(2.07)	50.75	16.95	194.41			.40		3.85
Year ended 10/31/2003	40.73	1.81	5.36	7.17	(2.09)	(.52)	(2.61)	45.29	18.20	121.44			.44		4.28

	Six months ended	Year ended October 31
	April 30,
	2008(6)	2007	2006	2005	2004	2003

Portfolio turnover rate for all classes of shares	13%	24%	26%	20%	24%	27%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) For the year ended October 31, 2007, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income.  If the corporate action had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $0.22 and 0.34%, respectively. The impact to the other share classes would have been approximately the same.

(4) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(5) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.  In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(6) Unaudited.
(7) Annualized.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007, through April 30, 2008).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11/1/2007	Ending account value 4/30/2008	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$923.49	$2.53	.53%
Class A -- assumed 5% return	1,000.00	1,022.23	2.66	.53
Class B -- actual return	1,000.00	919.89	6.25	1.31
Class B -- assumed 5% return	1,000.00	1,018.35	6.57	1.31
Class C -- actual return	1,000.00	919.66	6.49	1.36
Class C -- assumed 5% return	1,000.00	1,018.10	6.82	1.36
Class F -- actual return	1,000.00	923.32	2.77	.58
Class F -- assumed 5% return	1,000.00	1,021.98	2.92	.58
Class 529-A -- actual return	1,000.00	923.11	2.96	.62
Class 529-A -- assumed 5% return	1,000.00	1,021.78	3.12	.62
Class 529-B -- actual return	1,000.00	919.30	6.82	1.43
Class 529-B -- assumed 5% return	1,000.00	1,017.75	7.17	1.43
Class 529-C -- actual return	1,000.00	919.36	6.78	1.42
Class 529-C -- assumed 5% return	1,000.00	1,017.80	7.12	1.42
Class 529-E -- actual return	1,000.00	921.72	4.40	.92
Class 529-E -- assumed 5% return	1,000.00	1,020.29	4.62	.92
Class 529-F -- actual return	1,000.00	924.08	2.01	.42
Class 529-F -- assumed 5% return	1,000.00	1,022.77	2.11	.42
Class R-1 -- actual return	1,000.00	919.68	6.44	1.35
Class R-1 -- assumed 5% return	1,000.00	1,018.15	6.77	1.35
Class R-2 -- actual return	1,000.00	919.44	6.73	1.41
Class R-2 -- assumed 5% return	1,000.00	1,017.85	7.07	1.41
Class R-3 -- actual return	1,000.00	921.67	4.40	.92
Class R-3 -- assumed 5% return	1,000.00	1,020.29	4.62	.92
Class R-4 -- actual return	1,000.00	923.17	2.96	.62
Class R-4 -- assumed 5% return	1,000.00	1,021.78	3.12	.62
Class R-5 -- actual return	1,000.00	924.47	1.58	.33
Class R-5 -- assumed 5% return	1,000.00	1,023.22	1.66	.33

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 366 (to reflect the one-half year period).

Other share class results
unaudited

Class B, Class C, Class F and Class 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2008
(the most recent calendar quarter-end):	1 year	5 years	Life of class

Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	–5.04%	12.85%	10.28%
Not reflecting CDSC	–0.41	13.09	10.28

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–1.38	13.02	9.35
Not reflecting CDSC	–0.45	13.02	9.35

Class F shares* — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	0.34	13.89	10.17

Class 529-A shares† — first sold 2/19/02
Reflecting 5.75% maximum sales charge	–5.47	12.53	9.96
Not reflecting maximum sales charge	0.30	13.88	11.03

Class 529-B shares† — first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within
six years of purchase	–5.15	12.67	9.99
Not reflecting CDSC	–0.51	12.92	9.99

Class 529-C shares† — first sold 2/20/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–1.43	12.93	10.10
Not reflecting CDSC	–0.51	12.93	10.10

Class 529-E shares*† — first sold 3/1/02	0.00	13.51	10.42

Class 529-F shares*† — first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	0.50	13.94	12.40

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 26 to 29 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete April 30, 2008, portfolio of Capital Income Builder’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital Income Builder files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of Capital Income Builder, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2008, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For more than 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique method of portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
>Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-912-0608P

Litho in USA BAG/HN/8081-S10059

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics
Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

Capital Income Builder®
Investment portfolio

April 30, 2008
 unaudited

Common stocks — 68.13%	Shares	Market value (000)

FINANCIALS — 13.44%
HSBC Holdings PLC (United Kingdom)[1]	37,893,402	$658,632
HSBC Holdings PLC (Hong Kong)[1]	31,487,976	543,211
Banco Santander, SA1	54,292,614	1,171,130
Bank of America Corp.	22,142,340	831,223
Hang Seng Bank Ltd.[1]	24,296,400	488,063
BNP Paribas SA1	4,260,270	457,552
Fannie Mae	15,865,000	448,979
Société Générale[1]	2,743,246	318,976
Société Générale[1,2]	466,624	53,029
Citigroup Inc.	14,491,700	366,205
Wells Fargo & Co.	12,070,000	359,082
BOC Hong Kong (Holdings) Ltd.[1]	132,593,500	343,224
Toronto-Dominion Bank	5,207,000	341,842
Wachovia Corp.	11,474,400	334,479
AXA SA1	8,643,333	319,385
HCP, Inc.	8,813,500	314,642
St.George Bank Ltd.[1]	12,343,969	307,629
Commerzbank U.S. Finance, Inc.[1]	8,365,000	301,406
EFG Eurobank Ergasias SA1	9,612,733	296,386
Freddie Mac	11,800,000	293,938
Sun Hung Kai Properties Ltd.[1]	16,248,000	282,723
Westfield Group[1]	16,399,838	280,448
Banco Itaú Holding Financeira SA, preferred nominative	9,592,500	273,799
Hudson City Bancorp, Inc.	12,500,000	239,125
Bank of Nova Scotia	4,847,200	230,182
Royal Bank of Canada	4,300,000	205,051
JPMorgan Chase & Co.	3,735,000	177,973
Sampo Oyj, Class A1	6,299,928	177,567
Westpac Banking Corp.[1]	7,500,000	172,140
UniCredit SpA[1]	22,480,000	169,103
Hypo Real Estate Holding AG1	4,486,692	166,490
Kimco Realty Corp.	3,998,500	159,580
Equity Residential, shares of beneficial interest	3,750,500	155,721
ING Groep NV, depository receipts[1]	3,616,216	137,238
United Overseas Bank Ltd.[1]	8,150,000	122,097
AMP Ltd.[1]	16,300,210	119,676
iStar Financial, Inc.	6,207,550	119,495
TrygVesta A/S1	1,374,350	117,638
Banco Bilbao Vizcaya Argentaria, SA1	5,000,000	114,449
Lloyds TSB Group PLC[1]	13,235,000	112,132
ProLogis, shares of beneficial interest	1,750,000	109,567
Wereldhave NV1	864,109	109,230
CapitaMall Trust, units[1]	41,282,880	105,437
Ascendas Real Estate Investment Trust[1]	52,582,775	99,107
Admiral Group PLC[1]	5,700,000	97,866
Weingarten Realty Investors	2,634,750	97,196
DnB NOR ASA[1,2]	6,275,000	93,123
Irish Life & Permanent PLC[1]	5,713,949	91,207
S P Setia Bhd.[1,3]	65,577,500	88,069
VastNed Retail NV1,3	845,106	85,307
Bank of New York Mellon Corp.	1,924,536	83,775
CapitaCommercial Trust Management Ltd.[1]	49,122,300	81,606
UBS AG1,2	2,241,620	75,043
Brandywine Realty Trust	4,185,370	73,035
Champion REIT[1]	138,772,000	71,116
KBC Groep NV1	525,000	70,587
Intesa Sanpaolo SpA[1]	9,400,000	70,098
Link REIT[1]	28,480,894	68,170
AMB Property Corp.	1,175,000	67,856
Goodman Group[1]	13,184,326	55,746
Macquarie International Infrastructure Fund Ltd.[1,3]	83,170,000	53,525
United Bankshares, Inc.	1,775,000	51,635
Nieuwe Steen Investments NV1	1,769,100	51,117
Bank of the Philippine Islands[1]	43,197,720	51,093
Washington Mutual, Inc.	4,000,000	49,160
Hospitality Properties Trust	1,500,000	48,195
KeyCorp	1,860,000	44,882
Marsh & McLennan Companies, Inc.	1,600,000	44,144
Corio NV1,2	415,000	38,614
CapitaRetail China Trust[1,2]	30,837,000	34,208
Extra Space Storage Inc.	2,000,000	33,660
Fortune Real Estate Investment Trust[1,3]	52,408,500	33,464
Arthur J. Gallagher & Co.	1,355,000	33,292
National Bank of Greece SA1	578,000	31,944
Krung Thai Bank PCL[1]	96,158,100	31,475
Lincoln National Corp.	541,500	29,111
Frasers Centrepoint Trust[1]	30,400,000	27,581
Cambridge Industrial Trust[1,3]	51,975,000	26,874
Allco Commercial REIT[1,3]	44,940,001	26,764
FirstMerit Corp.	1,256,963	25,793
Eurobank Properties REIT[1]	1,950,000	24,819
Jardine Lloyd Thompson Group PLC[1]	3,330,000	24,352
TICON Industrial Connection PCL[1,3]	41,951,000	23,687
Mapletree Logistics Trust[1]	30,730,000	23,266
XL Capital Ltd., Class A	642,800	22,427
National City Corp.	3,324,316	20,943
Hana Financial Holdings[1]	404,000	18,241
Regions Financial Corp.	598,050	13,109
Cathay No. 2 Real Estate Investment Trust[1]	31,500,000	11,285
Fubon No. 2 Real Estate Investment Trust[1]	29,900,000	11,060
re-plus residential investment inc.[1]	1,568	3,707
		14,738,208

UTILITIES — 10.42%
E.ON AG1	12,776,000	2,590,283
Exelon Corp.	14,290,000	1,221,509
Veolia Environnement[1]	14,114,362	1,014,701
SUEZ SA1	12,227,500	858,988
RWE AG1	6,417,500	735,892
Electricité de France SA1	6,611,000	687,636
Dominion Resources, Inc.	11,022,980	478,287
Southern Co.	12,478,000	464,556
Fortum Oyj[1]	9,865,000	415,825
FirstEnergy Corp.	5,390,500	407,737
PPL Corp.	6,709,900	322,209
Hongkong Electric Holdings Ltd.[1]	44,750,000	281,730
Public Service Enterprise Group Inc.	5,562,600	244,254
Ameren Corp.	4,687,120	212,608
Entergy Corp.	1,652,500	189,806
SP AusNet[1,3]	134,638,701	160,620
Edison International	3,000,000	156,510
FPL Group, Inc.	2,000,000	132,580
Xcel Energy Inc.	5,516,000	114,733
DTE Energy Co.	2,750,000	110,852
Cheung Kong Infrastructure Holdings Ltd.[1]	21,196,000	91,465
Tokyo Gas Co., Ltd.[1]	21,646,000	82,995
Scottish and Southern Energy PLC[1]	2,400,000	65,972
Northeast Utilities	2,000,000	52,640
Progress Energy, Inc.	1,200,000	50,388
Duke Energy Corp.	2,677,640	49,028
Electricity Generating PCL[1]	13,810,428	41,524
NiSource Inc.	2,289,307	40,979
Consolidated Edison, Inc.	900,000	37,440
National Grid PLC[1]	2,632,652	36,387
American Electric Power Co., Inc.	684,600	30,554
Pinnacle West Capital Corp.	738,200	25,054
United Utilities PLC[1]	1,666,666	23,557
		11,429,299

TELECOMMUNICATION SERVICES — 8.81%
Verizon Communications Inc.	46,055,500	1,772,216
AT&T Inc.	41,630,605	1,611,521
Koninklijke KPN NV1	65,581,820	1,194,999
France Télécom SA1	28,895,000	904,691
Belgacom SA1	12,889,800	590,787
Telenor ASA[1,2]	26,185,000	524,785
Deutsche Telekom AG1	26,900,000	481,533
Telekomunikacja Polska SA1	45,654,800	458,934
Singapore Telecommunications Ltd.[1]	147,752,500	421,815
Embarq Corp.[3]	9,263,327	385,076
Vodafone Group PLC[1]	80,203,000	253,012
TeliaSonera AB1	25,541,500	227,434
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	145,130,000	139,942
Telkom SA Ltd.[1]	5,227,300	88,468
Far EasTone Telecommunications Co., Ltd.[1]	50,652,988	86,251
Advanced Info Service PCL[1]	27,980,000	82,282
DiGi.Com Bhd.[1]	10,452,000	80,367
MTN Group Ltd.[1]	4,109,000	77,988
Telekom Malaysia Bhd.[1]	58,772,500	67,531
Philippine Long Distance Telephone Co.[1]	1,053,250	64,353
StarHub Ltd[1]	25,787,250	57,834
Telecom Corp. of New Zealand Ltd.[1]	17,409,301	51,479
BT Group PLC[1]	10,000,000	43,833
		9,667,131

ENERGY — 7.17%
Sasol Ltd.[1]	25,936,931	1,471,328
Chevron Corp.	11,510,000	1,106,686
Royal Dutch Shell PLC, Class A (ADR)	7,828,000	628,667
Royal Dutch Shell PLC, Class B1	4,497,187	179,086
Royal Dutch Shell PLC, Class B (ADR)	1,866,228	148,738
Royal Dutch Shell PLC, Class A1	3,055,000	122,785
ENI SpA[1]	26,142,866	1,004,790
ENI SpA (ADR)	912,492	70,280
ConocoPhillips	9,544,800	822,285
Husky Energy Inc.	16,130,000	728,493
StatoilHydro ASA[1]	15,801,434	567,412
SBM Offshore NV1,3	9,213,988	353,317
Enbridge Inc.	3,018,268	124,148
PetroChina Co. Ltd., Class H1	81,918,000	123,720
PTT Exploration and Production PCL[1]	22,350,000	117,674
Marathon Oil Corp.	2,500,000	113,925
TOTAL SA1	694,000	58,127
TOTAL SA (ADR)	600,000	50,400
Oil & Natural Gas Corp. Ltd.[1]	1,564,561	40,084
Spectra Energy Corp	1,338,820	33,069
		7,865,014

CONSUMER STAPLES — 5.42%
Philip Morris International Inc.[2]	16,437,100	838,785
PepsiCo, Inc.	8,795,000	602,721
Diageo PLC[1]	28,448,000	580,637
Nestlé SA1	1,150,000	548,571
Kellogg Co.	9,024,000	461,758
H.J. Heinz Co.	9,579,751	450,536
UST Inc.[3]	8,542,000	444,782
ConAgra Foods, Inc.	12,850,000	302,746
Altria Group, Inc.	11,820,000	236,400
Foster’s Group Ltd.[1]	47,820,985	228,482
Kimberly-Clark Corp.	3,000,000	191,970
Kraft Foods Inc., Class A	6,035,076	190,889
Reynolds American Inc.	3,480,000	187,398
General Mills, Inc.	3,000,000	181,200
SABMiller PLC[1]	7,100,000	163,014
Coca-Cola Co.	2,625,000	154,534
Imperial Tobacco Group PLC[1]	1,390,000	66,598
Sara Lee Corp.	4,200,000	60,942
Lion Nathan Ltd.[1]	4,431,066	34,864
Premier Foods PLC[1]	4,600,000	11,694
		5,938,521

MATERIALS — 4.88%
ArcelorMittal[1]	11,705,000	1,029,902
Bayer AG, non-registered shares[1]	9,622,000	817,723
China Steel Corp.[1]	475,549,548	781,412
Koninklijke DSM NV1	6,091,000	327,114
BlueScope Steel Ltd.[1]	30,457,876	315,822
POSCO[1]	516,500	253,318
Ambuja Cements Ltd.[1,3]	86,400,919	242,529
Israel Chemicals Ltd.[1]	12,100,907	221,199
Norsk Hydro ASA[1]	11,470,000	168,966
Weyerhaeuser Co.	2,500,000	159,700
RPM International, Inc.[3]	6,900,000	153,870
Fletcher Building Ltd.[1]	21,176,596	141,525
Aracruz Celulose SA, Class B, preferred nominative (ADR)	1,673,000	134,844
Packaging Corp. of America	5,000,000	109,900
Dow Chemical Co.	2,200,000	88,330
Stora Enso Oyj, Class R1	6,000,000	74,119
Formosa Plastics Corp.[1]	24,805,000	70,683
Worthington Industries, Inc.	3,639,800	65,553
UPM-Kymmene Oyj[1]	3,100,000	59,405
PaperlinX Ltd.[1]	22,547,000	53,555
Norske Skogindustrier ASA[1,2]	9,439,285	41,680
Boral Ltd.[1]	6,013,024	35,117
Hung Hing Printing Group Ltd.[1]	29,024,000	9,161
		5,355,427

INDUSTRIALS — 4.61%
General Electric Co.	34,220,000	1,118,994
Siemens AG1	3,880,000	456,082
Sandvik AB1	24,895,000	381,879
Macquarie Infrastructure Group[1,3]	142,568,021	378,442
Deutsche Post AG1	9,170,159	285,151
United Technologies Corp.	3,855,000	279,372
Macquarie Airports[1,3]	93,268,737	274,525
AB Volvo, Class B1	17,957,000	273,224
Leighton Holdings Ltd.[1]	5,347,000	235,791
Singapore Technologies Engineering Ltd.[1]	91,974,000	219,137
Geberit AG1	770,000	117,660
Emerson Electric Co.	2,190,000	114,449
Transport International Holdings Ltd.[1]	20,174,000	108,752
Hopewell Holdings Ltd.[1]	22,244,300	97,114
Waste Management, Inc.	2,600,000	93,860
Singapore Post Private Ltd.[1,3]	107,025,000	91,595
Uponor Oyj[1]	3,335,000	71,637
Spirax-Sarco Engineering PLC[1]	3,190,391	68,906
Koninklijke BAM Groep NV1	2,328,797	55,645
Heijmans NV, depository receipts[1]	1,203,605	48,553
Qantas Airways Ltd.[1]	15,052,744	48,038
BELIMO Holding AG1,3	42,250	40,668
AB SKF, Class B1	2,000,000	36,596
Hopewell Highway Infrastructure Ltd.[1]	40,730,900	32,463
Seco Tools AB, Class B1	1,660,000	30,675
IMI PLC[1]	3,060,000	27,224
Rentokil Initial PLC[1]	10,900,000	20,696
Fong’s Industries Co. Ltd.[1,3]	36,590,000	20,280
Seaspan Corp.	650,000	17,277
Macquarie Infrastructure Co. LLC	339,100	10,037
		5,054,722

CONSUMER DISCRETIONARY — 4.14%
Daimler AG1	9,242,887	714,831
OPAP (Greek Organization of Football Prognostics) SA1	14,603,493	567,849
Renault SA1	5,063,000	518,449
Esprit Holdings Ltd.[1]	28,561,000	351,940
Carnival Corp., units	8,600,000	345,462
Genuine Parts Co.	7,315,000	310,595
McDonald’s Corp.	4,400,000	262,152
Vivendi SA1,2	3,540,000	143,324
General Motors Corp.	6,000,000	139,200
Macquarie Communications Infrastructure Group[1,3]	27,867,700	117,936
Macquarie Communications Infrastructure Group[1,3,4]	4,539,041	19,209
Kingfisher PLC[1]	42,961,000	112,051
William Hill PLC[1]	13,037,970	99,095
DSG International PLC[1]	74,823,761	96,249
Greene King PLC[1,3]	8,722,210	88,597
Mediaset SpA[1]	9,720,000	88,106
British Sky Broadcasting Group PLC[1]	6,849,000	73,685
Television Broadcasts Ltd.[1]	10,717,000	61,484
Schibsted ASA[1]	1,907,400	57,076
Shangri-La Asia Ltd.[1]	15,320,000	42,316
Intercontinental Hotels Group PLC[1]	2,412,352	38,609
Ekornes ASA[1,3]	1,980,425	35,774
Halfords Group PLC[1]	5,100,000	28,230
Aristocrat Leisure Ltd.[1]	3,791,027	26,715
Bijou Brigitte modische Accessoires AG1	182,900	26,403
Idearc Inc.[3]	7,939,714	26,201
Kesa Electricals PLC[1]	5,175,000	21,178
Fisher & Paykel Appliances Holdings Ltd.[1]	10,600,000	20,031
Headlam Group PLC[1]	2,500,000	19,809
KangwonLand Inc.[1]	875,000	18,232
Samson Holding Ltd.[1]	109,290,000	17,552
Yue Yuen Industrial (Holdings) Ltd.[1]	5,493,500	16,716
Gestevisión Telecinco SA1	762,000	16,007
Entercom Communications Corp., Class A	1,260,000	13,356
Carpetright PLC[1]	465,000	6,787
		4,541,206

HEALTH CARE — 3.07%
Merck & Co., Inc.	20,753,100	789,448
Roche Holding AG1	4,016,000	665,882
Pfizer Inc	23,905,000	480,730
Bristol-Myers Squibb Co.	19,950,000	438,301
Johnson & Johnson	6,500,000	436,085
Abbott Laboratories	3,507,349	185,013
Sonic Healthcare Ltd.[1]	10,740,949	153,797
Orion Oyj, Class B1	5,708,194	119,673
Baxter International Inc.	560,440	34,927
Fisher & Paykel Healthcare Corp. Ltd.[1]	11,223,808	23,420
Clínica Baviera, SA1,2	791,000	20,564
Oriola-KD Oyj, Class B1	4,205,677	19,423
		3,367,263

INFORMATION TECHNOLOGY — 1.84%
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	211,112,184	460,156
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,265,542	126,625
Microsoft Corp.	17,615,000	502,380
Intel Corp.	14,300,000	318,318
Delta Electronics, Inc.[1]	59,955,950	179,215
Xilinx, Inc.	6,400,000	158,528
Lite-On Technology Corp.[1]	89,680,427	104,989
Halma PLC[1]	14,093,000	59,636
Acer Inc.[1]	23,804,795	51,366
Rotork PLC[1]	1,270,000	26,904
Wistron Corp.[1]	8,191,019	13,163
Oakton Ltd.[1,3]	4,617,960	11,450
		2,012,730

MISCELLANEOUS — 4.33%
Other common stocks in initial period of acquisition		4,753,791

Total common stocks (cost: $60,669,639,000)		74,723,312

Preferred stocks — 0.60%

FINANCIALS — 0.42%
Bank of America Corp., Series K, 8.00% noncumulative[5]	70,750,000	72,100
Bank of America Corp., Series E, 0% depositary shares	1,936,800	36,255
Santander Finance Preferred S.A., Unipersonal, 6.50%	4,416,000	93,978
Fannie Mae, Series O, 7.00%[5,6]	431,805	19,890
Fannie Mae, Series E, 5.10%	607,841	19,700
Fannie Mae, Series L, 5.125%	468,050	16,031
Sumitomo Mitsui Banking Corp. 6.078%[5,6]	56,000,000	50,187
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[5]	45,829,000	41,485
Freddie Mac, Series V, 5.57%	1,968,085	37,455
Public Storage, Inc., Series F, 6.45%	1,000,000	21,100
RBS Capital Trust IV 3.496% noncumulative trust[5]	24,945,000	19,364
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[5,6]	14,520,000	12,734
XL Capital Ltd., Series E, 6.50%[5]	11,555,000	8,101
iStar Financial, Inc., Series F, 7.80% cumulative redeemable	400,000	6,600
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[5,6]	7,500,000	5,048
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[5,6]	2,650,000	2,359
		462,387

UTILITIES — 0.02%
Alabama Power Co. 5.625%	800,000	19,275

U.S. GOVERNMENT AGENCY SECURITIES — 0.01%
US AgBank 6.11%[5,6]	13,000,000	9,021

MISCELLANEOUS — 0.15%
Other preferred stocks in initial period of acquisition		165,748

Total preferred stocks (cost: $724,911,000)		656,431

	Shares or	Market value
Rights — 0.00%	principal amount	(000)

FINANCIALS — 0.00%
UBS AG, rights, expire 2008[1,2]	2,241,620	$3,770

Total rights (cost: $0)		3,770

Convertible securities — 0.38%

CONSUMER DISCRETIONARY — 0.16%
Ford Motor Co. Capital Trust II 6.50% convertible preferred 2032	4,383,600	161,536
General Motors Corp., Series B, 5.25% convertible preferred 2032	$17,500,000	12,341
		173,877

FINANCIALS — 0.09%
Fannie Mae, Series 2004-1, 5.375% convertible preferred	965	68,032
Citigroup Inc., Series T, 6.50% convertible preferred depositary shares	150,000	7,822
Citigroup Inc., Series D, 7.00%, noncumulative convertible preferred[1,4]	450,000	23,468
		99,322

UTILITIES — 0.07%
PG&E Corp. 9.50% convertible notes 2010	$28,000,000	78,085

MISCELLANEOUS — 0.06%
Other convertible securities in initial period of acquisition		65,909

Total convertible securities (cost: $436,967,000)		417,193

	Principal amount
Bonds & notes — 21.17%	(000)

MORTGAGE-BACKED OBLIGATIONS[7] — 7.29%
Fannie Mae 4.89% 2012	25,000	25,139
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	20,000	20,908
Fannie Mae 4.00% 2015	17,626	17,355
Fannie Mae 11.00% 2015	493	555
Fannie Mae 7.00% 2016	69	73
Fannie Mae 11.00% 2016	209	237
Fannie Mae 5.00% 2017	164	167
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	11,622	11,825
Fannie Mae 5.00% 2018	28,259	28,662
Fannie Mae 5.00% 2018	1,808	1,833
Fannie Mae 11.00% 2018	486	556
Fannie Mae 4.50% 2019	25,229	25,101
Fannie Mae 4.50% 2019	23,634	23,463
Fannie Mae 4.50% 2019	17,042	16,956
Fannie Mae 5.50% 2019	3,331	3,368
Fannie Mae 4.50% 2020	103,695	102,945
Fannie Mae 4.50% 2020	33,063	32,896
Fannie Mae 4.50% 2020	19,507	19,409
Fannie Mae 5.50% 2020	7,645	7,839
Fannie Mae 11.00% 2020	154	169
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021	15,000	14,392
Fannie Mae 6.00% 2021	1,256	1,295
Fannie Mae 6.00% 2021	1,075	1,109
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	49,310	48,708
Fannie Mae 10.50% 2022	301	337
Fannie Mae 6.00% 2024	34,364	35,345
Fannie Mae 6.00% 2026	81,016	83,329
Fannie Mae 6.00% 2027	207,650	213,578
Fannie Mae 6.50% 2027	29,495	30,585
Fannie Mae 6.50% 2027	7,788	8,075
Fannie Mae 6.50% 2027	5,087	5,275
Fannie Mae 6.50% 2027	1,919	1,990
Fannie Mae 6.50% 2027	836	867
Fannie Mae 6.00% 2028	6,821	7,005
Fannie Mae 6.00% 2028	3,706	3,806
Fannie Mae 6.00% 2028	3,560	3,655
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	318	341
Fannie Mae 7.50% 2029	69	74
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	2,921	3,011
Fannie Mae 7.50% 2031	216	230
Fannie Mae 7.50% 2031	43	46
Fannie Mae 5.50% 2033	10,221	10,316
Fannie Mae 5.50% 2033	3,688	3,723
Fannie Mae 5.50% 2034	17,513	17,649
Fannie Mae 5.00% 2035	5,060	4,981
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	15,000	15,105
Fannie Mae 5.50% 2035	11,001	11,085
Fannie Mae 6.50% 2035	20,259	21,143
Fannie Mae 7.00% 2035	763	795
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	13,621	9,905
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	9,891	7,557
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	2,364	1,818
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	2,077	1,663
Fannie Mae, Series 2006-65, Class PF, 3.175% 2036[5]	14,380	14,013
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	27,896	27,889
Fannie Mae 6.00% 2036	75,198	76,943
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	71,328	72,332
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	62,609	63,528
Fannie Mae 6.00% 2036	54,109	55,364
Fannie Mae 6.00% 2036	49,010	50,163
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	47,495	48,502
Fannie Mae, Series 2006-114, Class PD, 6.00% 2036	42,248	43,072
Fannie Mae 6.00% 2036	31,152	31,875
Fannie Mae 6.00% 2036	21,964	22,473
Fannie Mae 6.00% 2036	21,310	21,804
Fannie Mae 6.00% 2036	16,700	17,088
Fannie Mae 6.00% 2036	4,629	4,738
Fannie Mae 7.50% 2036	3,080	3,222
Fannie Mae 5.162% 2037[5]	27,914	28,290
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037	81,627	82,696
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	61,545	62,730
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	18,710	18,830
Fannie Mae 5.50% 2037	7,579	7,626
Fannie Mae 5.50% 2037	4,644	4,672
Fannie Mae 5.50% 2037	4,313	4,340
Fannie Mae 5.50% 2037	4,003	4,028
Fannie Mae 5.50% 2037	1,945	1,957
Fannie Mae 5.50% 2037	1,371	1,380
Fannie Mae 5.684% 2037[5]	27,032	27,598
Fannie Mae 6.00% 2037	23,223	23,762
Fannie Mae 6.00% 2037	21,505	22,004
Fannie Mae 6.00% 2037	19,926	20,195
Fannie Mae 6.00% 2037	14,507	14,844
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	9,364	9,554
Fannie Mae 6.00% 2037	4,625	4,688
Fannie Mae 6.011% 2037[5]	3,840	3,935
Fannie Mae 6.50% 2037[1]	72,232	73,828
Fannie Mae 6.50% 2037	45,841	47,112
Fannie Mae 6.50% 2037	41,078	42,564
Fannie Mae 6.50% 2037	40,270	41,852
Fannie Mae 6.50% 2037	28,500	29,290
Fannie Mae 6.50% 2037	24,559	25,448
Fannie Mae 6.50% 2037	23,550	24,204
Fannie Mae 6.50% 2037	19,128	19,658
Fannie Mae 6.50% 2037	17,238	17,716
Fannie Mae 6.50% 2037	16,174	16,759
Fannie Mae 6.50% 2037	9,111	9,441
Fannie Mae 6.50% 2037	6,103	6,272
Fannie Mae 6.50% 2037	4,882	5,017
Fannie Mae 6.50% 2037	4,412	4,572
Fannie Mae 6.50% 2037	3,169	3,284
Fannie Mae 6.50% 2037	2,901	3,006
Fannie Mae 6.50% 2037	2,370	2,456
Fannie Mae 6.538% 2037[5]	4,182	4,309
Fannie Mae 6.749% 2037[5]	4,105	4,238
Fannie Mae 6.798% 2037[5]	3,270	3,379
Fannie Mae 7.00% 2037	66,942	69,741
Fannie Mae 7.00% 2037	31,825	33,155
Fannie Mae 7.00% 2037	13,881	14,461
Fannie Mae 7.00% 2037[1]	13,021	13,512
Fannie Mae 7.00% 2037	6,270	6,532
Fannie Mae 7.00% 2037	5,825	6,136
Fannie Mae 7.00% 2037	5,153	5,369
Fannie Mae 7.00% 2037	4,000	4,167
Fannie Mae 7.00% 2037	2,532	2,638
Fannie Mae 7.00% 2037	1,721	1,793
Fannie Mae 7.00% 2037	1,625	1,693
Fannie Mae 7.00% 2037	1,296	1,365
Fannie Mae 7.00% 2037	1,279	1,333
Fannie Mae 7.00% 2037	1,166	1,214
Fannie Mae 7.00% 2037	1,000	1,053
Fannie Mae 7.00% 2037	1,006	1,048
Fannie Mae 7.00% 2037	891	939
Fannie Mae 7.00% 2037	879	916
Fannie Mae 7.00% 2037	872	908
Fannie Mae 7.50% 2037	14,398	15,059
Fannie Mae 7.50% 2037	7,518	7,948
Fannie Mae 7.50% 2037	4,664	4,878
Fannie Mae 7.50% 2037[1]	3,757	3,926
Fannie Mae 7.50% 2037	2,678	2,801
Fannie Mae 7.50% 2037[1]	620	648
Fannie Mae 7.50% 2037	579	605
Fannie Mae 5.381% 2038[5]	28,082	28,523
Fannie Mae 5.462% 2038[5]	41,035	41,771
Fannie Mae 5.492% 2038[5]	16,036	16,337
Fannie Mae 6.50% 2038	41,620	42,774
Fannie Mae 6.50% 2038	37,966	39,018
Fannie Mae 6.50% 2038	36,349	37,357
Fannie Mae 6.50% 2038	32,473	33,648
Fannie Mae 6.50% 2038	5,198	5,342
Fannie Mae 6.50% 2038	3,359	3,452
Fannie Mae 6.50% 2038	2,046	2,103
Fannie Mae 6.50% 2038	1,894	1,946
Fannie Mae 6.50% 2038	1,525	1,567
Fannie Mae 7.00% 2038	15,745	16,403
Fannie Mae 7.00% 2038	6,597	6,872
Fannie Mae 7.00% 2038	2,412	2,540
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	405	420
Fannie Mae 7.00% 2047	6,086	6,317
Freddie Mac 4.00% 2015	9,249	8,935
Freddie Mac 6.00% 2017	380	392
Freddie Mac 4.50% 2018	5,093	5,068
Freddie Mac 4.50% 2019	9,412	9,351
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,337
Freddie Mac 5.50% 2019	10,609	10,874
Freddie Mac 4.50% 2020	22,093	21,903
Freddie Mac, Series 2642, Class BL, 3.50% 2023	10,686	10,063
Freddie Mac, Series 2626, Class NG, 3.50% 2023	5,354	5,008
Freddie Mac, Series 1617, Class PM, 6.50% 2023	4,158	4,295
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026	5,523	4,591
Freddie Mac 6.00% 2026	31,608	32,539
Freddie Mac 6.00% 2026	31,039	31,953
Freddie Mac 5.50% 2027	53,490	54,130
Freddie Mac 6.00% 2027	24,616	25,341
Freddie Mac 6.50% 2027	29,476	30,593
Freddie Mac 6.50% 2027	26,363	27,362
Freddie Mac, Series 2153, Class GG, 6.00% 2029	8,027	8,194
Freddie Mac, Series 2122, Class QM, 6.25% 2029	15,195	15,500
Freddie Mac 6.50% 2032	4,077	4,259
Freddie Mac 7.50% 2032	1,961	2,092
Freddie Mac, Series 3061, Class PN, 5.50% 2035	23,715	24,019
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	23,753	18,081
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036	14,512	10,982
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	6,309	5,003
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	6,309	4,984
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	5,587	4,432
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036	3,568	2,806
Freddie Mac, Series 3156, Class NG, 6.00% 2036	57,004	58,293
Freddie Mac 7.00% 2036	7,951	8,293
Freddie Mac 5.43% 2037[5]	8,435	8,547
Freddie Mac 5.439% 2037[5]	19,691	19,962
Freddie Mac 5.485% 2037[5]	33,197	33,748
Freddie Mac 5.50% 2037	48,113	47,910
Freddie Mac, Series 3286, Class JN, 5.50% 2037	38,040	38,265
Freddie Mac 5.50% 2037	27,461	27,646
Freddie Mac 5.731% 2037[5]	22,507	23,018
Freddie Mac 5.875% 2037[5]	6,736	6,895
Freddie Mac, Series 3271, Class OA, 6.00% 2037	37,723	39,004
Freddie Mac 6.00% 2037	743	761
Freddie Mac 6.23% 2037[5]	15,164	15,334
Freddie Mac 6.289% 2037[5]	9,827	10,062
Freddie Mac 6.347% 2037[5]	38,348	39,352
Freddie Mac 6.50% 2037	38,967	40,087
Freddie Mac 6.50% 2037	21,119	21,726
Freddie Mac 7.00% 2037	7,152	7,460
Freddie Mac 5.00% 2038	99,313	97,700
Freddie Mac 5.00% 2038	84	83
Freddie Mac 5.607% 2038[5]	14,606	14,856
Freddie Mac 5.935% 2038[5]	19,366	19,782
Freddie Mac 6.00% 2036	97,815	100,070
Freddie Mac 6.50% 2047	13,507	13,840
CS First Boston Mortgage Securities Corp., Series 2004-6, Class II-A-1, 4.75% 2019	13,899	13,533
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	1,131	1,078
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	530	519
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	778	665
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	2,205	2,100
CS First Boston Mortgage Securities Corp., Series 2004-AR8, Class 2-A-1, 4.599% 2034[5]	7,197	6,722
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.63% 2034[5]	6,012	5,945
CS First Boston Mortgage Securities Corp., Series 2003-AR30, Class II-A-1, 4.668% 2034[5]	13,192	12,316
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	2,790	2,897
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	46,457	47,550
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class G, 7.165% 2035[6]	1,435	1,447
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[6]	69,971	43,325
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, 4.485% 2036	4,148	4,112
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	19,132	18,846
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	52,357	51,653
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	11,000	10,669
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 4-A-4, 5.50% 2037	50,636	42,725
CS First Boston Mortgage Securities Corp., Series 2007-5, Class 1-A-9, 7.00% 2037	18,409	16,371
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-3, 5.10% 2038[5]	14,535	14,176
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-1, 3.466% 2039	3,116	3,102
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.681% 2039[5]	18,000	17,742
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[5]	37,500	37,142
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class C, 6.78% 2040	6,550	6,594
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	8,486	7,271
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	30,870	29,572
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	24,993	22,762
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	10,828	10,393
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	5,420	5,052
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	4,320	3,626
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	17,688	15,801
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2035	5,825	4,973
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	2,046	1,725
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	12,665	10,919
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-4, 5.50% 2036	5,000	3,382
Countrywide Alternative Loan Trust, Series 2006-31CB, Class A-3, 6.00% 2036	19,068	18,172
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	16,133	15,013
Countrywide Alternative Loan Trust, Series 2006-7CB, Class 1-A-13, 6.00% 2036	5,000	3,036
Countrywide Alternative Loan Trust, Series 2007-12T1, Class A-6, 6.00% 2037	46,242	37,135
Countrywide Alternative Loan Trust, Series 2007-24, Class A-10, 7.00% 2037	13,719	13,267
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.952% 2047[5]	73,710	52,457
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class F, 7.099% 2035[5,6]	5,050	5,148
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	10,000	9,901
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-M, 4.948% 2037[5]	5,000	4,671
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	15,000	14,969
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	7,819	7,618
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A-2, 4.555% 2041	34,520	34,492
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-2, 4.851% 2042	26,685	26,491
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[5]	14,840	14,828
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-4, 5.472% 2043[5]	7,200	7,133
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-M, 5.513% 2043[5]	16,830	16,390
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[5]	15,000	14,635
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.065% 2045[5]	18,000	18,147
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	36,700	36,569
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-2, 5.434% (undated)	21,630	20,597
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	17,266	16,892
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[5]	3,292	3,158
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[5]	3,181	3,059
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.553% 2034[5]	3,995	3,833
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.068% 2036[5]	4,956	4,758
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.831% 2037[5]	63,308	57,788
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.874% 2037[5]	68,465	56,412
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.875% 2037[5]	87,222	78,682
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.002% 2035[5]	10,497	8,317
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4-A-1, 5.90% 2036[5]	12,984	11,589
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.912% 2036[5]	31,660	24,436
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.918% 2036[5]	46,479	34,905
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[5]	50,740	39,055
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.887% 2037[5]	50,363	40,478
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.96% 2037[5]	23,530	17,251
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.997% 2037[5]	59,866	43,781
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	21,555	20,319
Residential Accredit Loans, Inc., Series 2004-QS3, Class CB, 5.00% 2019	112	107
Residential Accredit Loans, Inc., Series 2005-QS3, Class II-A-1, 5.00% 2020	29,588	25,987
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	40,000	34,265
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	1,424	718
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	120	101
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	2,000	1,394
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-II-1, 5.962% 2036[5]	4,837	3,404
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.252% 2036[5]	3,941	3,010
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	59,859	51,828
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	43,044	37,023
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	42,828	36,496
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.844% 2033[5]	6,071	5,804
CHL Mortgage Pass-Through Trust, Series 2004-7, Class 3-A-1, 4.05% 2034[5]	5,642	5,386
CHL Mortgage Pass-Through Trust, Series 2004-12, Class 12-A-1, 4.71% 2034[5]	3,758	3,307
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.089% 2034[5]	3,260	3,129
CHL Mortgage Pass-Through Trust, Series 2005-12, Class 2-A-5, 5.50% 2035	12,138	11,543
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.872% 2035[1,5]	32,548	22,540
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 3-A-1, 6.214% 2037[5]	23,186	21,316
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.944% 2047[5]	41,117	38,554
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.098% 2047[5]	87,599	83,311
Wells Fargo Mortgage-backed Securities Trust, Series 2003-10, Class A-1, 4.50% 2018	8,352	8,031
Wells Fargo Mortgage-backed Securities Trust, Series 2003-11, Class II-A-1, 4.75% 2018	7,566	7,339
Wells Fargo Mortgage-backed Securities Trust, Series 2003-1, Class I-A-5, 5.25% 2018	14,815	14,579
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	49,432	48,360
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 4.11% 2035[5]	10,000	9,689
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR19, Class A-6, 5.643% 2036[5]	11,979	9,966
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.654% 2036[5]	28,870	27,883
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	20,750	16,515
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.085% 2037[5]	37,429	28,706
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	47,818	39,232
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	44,288	40,855
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.683% 2034[5]	16,950	16,215
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034[1]	5,261	4,865
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 3-A-1, 5.632% 2035[5]	35,813	28,129
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 5-A-1, 6.00% 2035	20,701	18,697
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2-A-3, 5.819% 2036[5]	11,410	7,790
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 5.996% 2036[5]	28,349	21,530
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.633% 2037[5]	27,755	21,899
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.972% 2033[5]	3,222	3,060
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.375% 2034[5]	5,284	5,201
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.96% 2034[5]	7,865	7,591
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 5.045% 2034[5]	7,269	6,745
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[5]	50,000	45,339
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 5.102% 2035[5]	33,423	28,462
Bear Stearns ARM Trust, Series 2006-4, Class II-A-1, 5.795% 2036[5]	4,869	3,864
Banc of America Commercial Mortgage Inc., Series 2002-PB2, Class A-2, 5.676% 2035	2,393	2,399
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	20,872	21,113
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	7,812	8,075
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-2, 4.176% 2041	8,753	8,523
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042	25,040	24,939
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3A, 5.12% 2045[5]	21,700	21,335
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.902% 2045[5]	4,955	4,929
Lehman Mortgage Trust, Series 2007-6, Class 2-A1, 6.89% 2037[5]	22,640	19,300
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	15,639	13,838
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037	62,720	55,855
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	31,715	29,430
MASTR Alternative Loan Trust, Series 2004-4, Class 9-A-1, 5.50% 2019	7,633	6,792
MASTR Alternative Loan Trust, Series 2004-13, Class 2-A-1, 5.50% 2020	21,732	20,467
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	741	625
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,602	1,351
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	7,762	6,422
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	8,333	7,821
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	7,347	6,991
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.838% 2036[5]	60,557	50,562
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.365% 2036[5]	27,269	22,238
Washington Mutual Mortgage, WMALT Series 2005-4, Class 3-CB, 5.50% 2020	18,854	16,776
Washington Mutual Mortgage, WMALT Series 2005-1, Class 4-A, 5.50% 2020	14,128	12,571
Washington Mutual Mortgage, WMALT Series 2005-2, Class 3-A, 5.50% 2020	10,537	9,995
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	11,665	9,836
Washington Mutual Mortgage, WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,161	1,048
Washington Mutual Mortgage, WMALT Series 2006-8, Class A-3-B, 5.784% 2036	29,986	20,818
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	28,584	25,817
Residential Asset Securitization Trust, Series 2006-A6, Class 1-A-11, 3.295% 2036[5]	18,832	12,618
Residential Asset Securitization Trust, Series 2007-A6, Class 1-A-2, 6.00% 2037[1]	43,221	28,094
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[1,6]	32,500	32,064
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[1,6]	34,000	32,082
GE Commercial Mortgage Corp., Series 2005-C2, Class A-2, 4.706% 2043	39,624	39,531
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.518% 2044[5]	6,000	5,954
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.512% 2045[5]	17,000	17,026
GMAC Commercial Mortgage Securities, Inc., Series 1998-C1, Class D, 6.974% 2030	15,595	15,570
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A-1, 6.25% 2034	3,919	3,943
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	24,787	25,469
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-3, 4.207% 2041	17,648	17,517
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[5]	83,718	61,886
Morgan Stanley Capital I Trust, Series 2003-TOP11, Class A-2, 4.34% 2041	12,901	12,849
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.379% 2042[5]	24,000	23,937
Morgan Stanley Capital I Trust, Series 2005-IQ11, Class A-2, 5.693% 2042[5]	5,000	5,042
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.947% 2042[5]	20,105	18,959
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[6]	26,000	25,541
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[1,6]	13,620	12,981
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[6]	20,000	18,905
Crown Castle Towers LLC, Series 2006-1, Class D, 5.772% 2036[1,6]	3,380	3,061
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	6,963	6,859
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[5]	15,000	14,703
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	20,000	19,985
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	16,591
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[1,6]	22,000	21,888
SBA CMBS Trust, Series 2005-1, Class C, 5.731% 2035[1,6]	17,320	16,558
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[6]	16,500	15,921
SBA CMBS Trust, Series 2006-1A, Class C, 5.559% 2036[1,6]	2,000	1,853
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	27,529	27,216
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	27,210	26,363
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	3,619	3,639
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	22,230	23,084
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	13,028	12,892
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	13,250	13,631
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.126% 2036[5]	72,540	53,099
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 3.015% 2046[5]	56,076	52,407
Cendant Mortgage Capital LLC, Series 2003-7P, Class A-1, 4.873% 2017[5,6]	13,535	13,019
Cendant Mortgage Capital LLC, Series 2003-9, Class II-A-1, 4.837% 2018[5]	8,537	8,157
Cendant Mortgage Capital LLC, Series 2003-5P, Class A-3, 4.919% 2019[5,6]	14,400	13,936
Cendant Mortgage Capital LLC, Series 2003-8, Class II-A-1, 4.907% 2033[5]	13,990	13,428
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	9,880	9,196
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	26,112	24,684
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A-6, 6.00% 2036	14,176	13,028
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[1,6]	27,000	25,696
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[6]	10,000	8,832
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[1,6]	14,000	12,149
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037[1]	24,414	19,043
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037[1]	33,214	26,239
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class IA-1, 6.00% 2036	35,000	24,029
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class IA-1, 6.00% 2037[1]	25,000	18,750
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.784% 2035[5]	17,252	12,176
Bear Stearns ALT-A Trust, Series 2006-6, Class II-A-1, 5.929% 2036[5]	38,209	27,172
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[5]	38,142	37,973
SunTrust Alternative Loan Trust, Series 2005-1F, Class 3-A-1, 6.50% 2035	43,686	35,601
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[5,6]	35,315	32,355
Impac Secured Assets Trust, Series 2006-1, Class 1-A-1-1, 6.25% 2036[5]	37,939	32,122
Structured Asset Securities Corp., Series 2003-20, Class 2-A-4, 4.50% 2018	3,588	3,510
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	20,305	19,694
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.493% 2027[5,6]	1,415	1,413
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035	6,254	5,849
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A-2, 6.36% 2034	28,625	29,598
Bank of America 5.50% 2012[6]	25,000	26,230
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034[5]	17,699	15,447
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.609% 2037[5]	12,081	10,027
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[5]	25,000	23,948
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035	10,740	8,199
Government National Mortgage Assn. 6.00% 2035	4,754	4,896
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037	13,000	10,168
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	19,500	19,403
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-2, 4.556% 2043	3,900	3,855
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016[6]	7,750	8,104
Meristar Commercial Mortgage Trust, Series 1999-C1, Class C, 8.29% 2016[6]	13,900	14,607
J.P. Morgan Mortgage Trust, Series 2005-A4, Class 3-A-1, 5.173% 2035[5]	18,472	17,862
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.738% 2036[5]	4,000	3,157
Northern Rock PLC 5.625% 2017[6]	20,000	20,481
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 5-A-1, 6.312% 2036[5]	23,998	17,885
Banco Bilbao Vizcaya Argentaria, SA 5.75% 2017[6]	15,000	16,334
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	16,076	15,844
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	16,198	15,711
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	15,000	14,782
Morgan Stanley Dean Witter Capital I Trust, Series 2001-PGMA, Class A-2, 3.277% 2016[5,6]	8,000	7,926
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	5,652	5,576
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	9,765	9,877
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	3,000	2,929
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 6.065% 2045[5]	12,192	11,584
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	12,187	11,128
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-2, 5.426% 2041	5,290	5,263
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	5,800	5,711
BCAP LLC Trust, Series 2006-AA2, Class A-1, 3.065% 2037[5]	15,484	10,938
Hilton Hotel Pool Trust, Series 2000-HLTA, Class C, 7.458% 2015[6]	10,000	10,884
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	10,000	9,881
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	8,192	8,209
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	2,731	2,758
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	5,173	5,359
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2FL, 3.06% 2018[5,6]	8,000	7,985
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	8,693	7,855
Banc of America Funding Trust, Series 2007-3, Class X-A-1, 5.50% 2034	10,042	7,644
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.916% 2035[5]	7,864	6,626
Sequoia Mortgage Trust, Series 2007-1, Class 4-A1, 5.767% 2046[5]	6,702	6,251
American Home Mortgage Investment Trust, Series 2004-1, Class III-A, 3.28% 2044	5,497	5,386
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033[5]	4,698	4,472
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015[6]	2,975	3,041
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class G, 7.435% 2034[5,6]	2,000	1,954
Banc of America Mortgage Securities Trust, Series 2004-B, Class 1-A-1, 6.406% 2034[5]	454	435
		7,992,495

FINANCIALS — 3.52%
ASIF Global Financing XXIII 3.90% 2008[6]	13,605	13,557
International Lease Finance Corp. 4.35% 2008	28,500	28,434
International Lease Finance Corp. 4.50% 2008	5,000	5,000
AIG SunAmerica Global Financing VII 5.85% 2008[6]	5,000	5,016
International Lease Finance Corp. 6.375% 2009	15,000	15,094
American International Group, Inc. 4.70% 2010	2,500	2,500
International Lease Finance Corp. 5.00% 2010	4,560	4,530
International Lease Finance Corp., Series Q, 5.45% 2011	20,000	19,880
International Lease Finance Corp. 5.00% 2012	10,000	9,612
International Lease Finance Corp., Series R, 5.40% 2012	4,000	3,949
American General Finance Corp., Series J, 6.50% 2017	16,750	16,117
American General Finance Corp., Series J, 6.90% 2017	28,800	28,531
American International Group, Inc., Series G, 5.85% 2018	4,100	4,104
ILFC E-Capital Trust I 5.90% 2065[5,6]	11,450	9,076
ILFC E-Capital Trust II 6.25% 2065[5,6]	15,000	13,335
American International Group, Inc., Series A-1, 6.25% 2087[5]	13,225	11,696
Washington Mutual Bank, FA, Series 11, 6.875% 2011	25,375	23,869
Washington Mutual, Inc. 5.95% 2013	5,750	5,209
Washington Mutual Bank, FA 5.65% 2014	5,640	4,984
Washington Mutual Bank, FA, Series 16, 5.125% 2015	47,820	40,702
Washington Mutual, Inc. 5.25% 2017	250	213
Washington Mutual, Inc. 7.25% 2017	9,675	8,334
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[5,6]	33,700	19,423
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[5,6]	51,500	33,008
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[5,6]	8,700	5,398
Washington Mutual Preferred Funding IV Ltd. 9.75% (undated)[5,6]	53,100	46,265
J.P. Morgan Chase & Co. 6.75% 2011	13,000	13,567
JPMorgan Chase & Co. 4.75% 2013	28,500	28,468
J.P. Morgan Chase & Co. 4.891% 2015[5]	45,000	41,814
JPMorgan Chase Bank NA 6.00% 2017	13,500	14,041
JPMorgan Chase & Co., Series I, 7.90% (undated)[5]	40,000	40,880
JPMorgan Chase Capital XX, Series T, 6.55% 2066	30,000	27,297
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[5]	15,000	13,481
Merrill Lynch & Co., Inc. 5.45% 2013	106,280	103,511
Merrill Lynch & Co., Inc., 6.875% 2018	38,865	39,252
BankAmerica Corp. 5.875% 2009	7,500	7,626
Bank of America Corp. 4.25% 2010	15,000	15,077
Bank of America Corp. 7.125% 2011	1,750	1,878
Bank of America Corp. 4.90% 2013	25,000	25,082
Bank of America Corp. 5.65% 2018	27,000	27,071
Bank of America Corp., Series M, 8.125% noncumulative preferred (undated)[5]	55,500	56,789
Lehman Brothers Holdings Inc., Series I, 2.94% 2012[5]	13,805	12,314
Lehman Brothers Holdings Inc. 5.625% 2013	8,000	7,891
Lehman Brothers Holdings Inc., Series I, 6.20% 2014	33,965	34,221
Lehman Brothers Holdings Inc. 5.75% 2017	11,275	10,555
Lehman Brothers Holdings Inc. 6.50% 2017	12,000	11,808
Lehman Brothers Holdings Inc., Series I, 6.875% 2018	35,410	36,280
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[5]	20,160	14,326
Citigroup Inc. 4.125% 2010	11,000	10,803
Citigroup Inc. 4.625% 2010	10,000	9,903
Citigroup Inc. 5.50% 2013	63,500	63,955
Citigroup Inc. 6.125% 2017	7,500	7,626
Citigroup Inc., Series E, 8.40% (undated)[5]	10,000	10,133
Citigroup Capital XXI 8.30% 2057[5]	13,900	14,231
CIT Group Inc. 3.10% 2009[5]	1,802	1,618
CIT Group Inc. 4.25% 2010	953	821
CIT Group Inc. 4.75% 2010	390	335
CIT Group Inc. 5.20% 2010	20,000	17,356
CIT Group Inc. 5.60% 2011	15,000	12,790
CIT Group Inc. 3.32% 2012[5]	23,920	19,278
CIT Group Inc. 7.625% 2012	4,577	4,273
CIT Group Inc. 7.75% 2012[1]	125	115
CIT Group Inc. 5.40% 2013	3,215	2,687
CIT Group Inc. 5.65% 2017	14,488	12,021
CIT Group Inc. 5.80% 2036	6,835	5,598
CIT Group Inc. 6.10% 2067[5]	38,720	20,253
Banco Bilbao Vizcaya Argentaria, SA, 5.919% (undated)[5]	110,175	88,518
Countrywide Home Loans, Inc., Series M, 4.125% 2009	4,779	4,465
Countrywide Home Loans, Inc., Series K, 5.625% 2009	4,763	4,519
Countrywide Home Loans, Inc., Series H, 6.25% 2009	13,558	12,979
Countrywide Financial Corp., Series A, 4.50% 2010	7,945	7,290
Countrywide Financial Corp., Series B, 5.80% 2012	60,135	57,379
American Express Credit Corp., Series B, 5.00% 2010	9,000	9,144
American Express Centurion Bank 5.55% 2012	20,000	20,042
American Express Co. 6.15% 2017	32,330	32,727
American Express Co. 8.15% 2038	2,500	2,917
American Express Co. 6.80% 2066[5]	21,625	20,780
Wells Fargo & Co. 4.375% 2013	17,750	17,578
Wells Fargo Bank, National Assn. 4.75% 2015	66,750	65,515
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[6]	6,000	5,967
Prudential Funding, LLC, Series B, 6.60% 2008[6]	12,412	12,421
Prudential Financial, Inc., Series D, 5.10% 2011	11,785	11,850
Prudential Financial, Inc., Series D, 5.15% 2013	19,000	18,877
Prudential Financial, Inc., Series D, 5.50% 2016	1,500	1,485
Prudential Financial, Inc., Series D, 6.00% 2017	10,000	10,101
Prudential Holdings, LLC, Series C, 8.695% 2023[6,7]	15,000	18,089
Household Finance Corp. 4.125% 2008	6,000	5,986
Household Finance Corp. 6.40% 2008	50,000	50,133
HSBC Holdings PLC 6.50% 2037	22,350	21,988
Monumental Global Funding 5.50% 2013[6]	31,350	31,804
Monumental Global Funding III 2.913% 2014[5,6]	24,860	22,801
Monumental Global Funding III 5.25% 2014[6]	24,000	23,420
Wachovia Corp. 5.30% 2011	10,000	10,039
Wachovia Corp. 5.50% 2013	67,400	67,647
Liberty Mutual Group Inc. 5.75% 2014[6]	10,000	10,068
Liberty Mutual Group Inc. 6.50% 2035[6]	11,200	10,072
Liberty Mutual Group Inc. 7.50% 2036[6]	38,050	35,622
Liberty Mutual Group Inc., Series A, 7.80% 2087[6]	13,050	11,806
CNA Financial Corp. 6.60% 2008	4,000	4,040
CNA Financial Corp. 6.00% 2011	20,000	20,261
CNA Financial Corp. 5.85% 2014	42,000	40,515
Simon Property Group, LP 5.375% 2008	2,000	2,001
Simon Property Group, LP 3.75% 2009	3,000	2,972
Simon Property Group, LP 4.875% 2010	5,000	4,999
Simon Property Group, LP 4.875% 2010	2,500	2,468
Simon Property Group, LP 5.375% 2011	2,000	2,000
Simon Property Group, LP 5.60% 2011	14,750	14,805
Simon Property Group, LP 5.00% 2012	20,000	19,232
Simon Property Group, LP 5.75% 2012	15,650	15,791
SLM Corp., Series A, 4.00% 2009	10,000	9,663
SLM Corp., Series A, 5.48% 2009[5]	10,000	9,156
SLM Corp., Series A, 4.50% 2010	21,000	18,743
SLM Corp., Series A, 5.40% 2011	20,000	17,754
SLM Corp., Series A, 5.00% 2015	10,000	8,244
UniCredito Italiano SpA 5.584% 2017[1,5,6]	32,900	31,308
UniCredito Italiano SpA 6.00% 2017[6]	20,800	20,163
UniCredito Italiano Capital Trust II 9.20% (undated)[5,6]	10,000	10,203
Developers Diversified Realty Corp. 3.875% 2009	15,000	14,785
Developers Diversified Realty Corp. 4.625% 2010	13,250	12,893
Developers Diversified Realty Corp. 5.00% 2010	22,500	21,880
Developers Diversified Realty Corp. 5.375% 2012	12,565	11,742
Residential Capital Corp. 8.375% 2010[5]	26,310	14,405
General Motors Acceptance Corp. 6.875% 2011	17,000	14,177
General Motors Acceptance Corp. 7.25% 2011	30,000	25,464
General Motors Acceptance Corp. 7.00% 2012	5,000	4,063
Residential Capital, LLC 8.50% 2012[5]	3,515	1,810
Capital One Financial Corp. 7.125% 2008	5,750	5,769
Capital One Financial Corp. 5.70% 2011	15,000	14,657
Capital One Financial Corp. 4.80% 2012	2,750	2,563
Capital One Bank 6.50% 2013	13,477	13,148
Capital One Capital III 7.686% 2036[5]	25,625	21,946
PNC Bank NA 6.875% 2018	7,700	7,974
PNC Funding Corp., Series II, 6.113% (undated)[5,6]	9,300	6,525
PNC Funding Corp., Series I, 6.517% (undated)[5,6]	58,200	42,450
Société Générale 5.75% 2016[6]	31,500	30,550
Société Générale 5.922% (undated)[5,6]	30,495	26,097
Goldman Sachs Group, Inc. 6.15% 2018	55,000	55,738
Metropolitan Life Global Funding I, Series 2003-4, 2.60% 2008[6]	5,000	4,996
Metropolitan Life Global Funding I, 5.125% 2013[6]	22,305	22,328
MetLife, Inc. 5.50% 2014	1,000	1,018
MetLife, Inc. 5.00% 2015	2,500	2,483
MetLife Capital Trust X 9.25% 2068[5,6]	21,500	24,304
Lincoln National Corp. 5.65% 2012	10,500	10,546
Lincoln National Corp. 7.00% 2066[5]	45,510	41,999
Genworth Financial, Inc. 4.75% 2009	13,795	13,758
Genworth Global Funding Trust, Series 2005-A, 2.96% 2010[5]	5,000	4,683
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	21,500	21,278
Genworth Financial, Inc. 6.15% 2066[5]	15,130	12,690
Hartford Financial Services Group, Inc. 5.55% 2008	11,585	11,637
Hartford Financial Services Group, Inc. 5.25% 2011	4,500	4,564
Hartford Life Insurance Co. 2.813% 2012[5]	2,500	2,468
Hartford Financial Services Group, Inc. 4.625% 2013	1,500	1,478
Hartford Financial Services Group, Inc. 6.30% 2018	8,750	9,071
Glen Meadow Pass Through Trust 6.505% 2067[1,5,6]	27,500	22,731
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[6]	31,500	30,757
Westfield Group 5.40% 2012[6]	5,000	4,939
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[6]	14,900	13,834
Westfield Group 5.70% 2016[6]	1,695	1,610
Barclays Bank PLC 5.926% (undated)[5,6]	7,505	6,347
Barclays Bank PLC 7.434% (undated)[5,6]	43,750	42,004
Plum Creek Timberlands, LP 5.875% 2015	53,000	47,276
ERP Operating LP 4.75% 2009	6,360	6,332
ERP Operating LP 6.95% 2011	11,200	11,678
ERP Operating LP 5.50% 2012	2,500	2,432
ERP Operating LP 6.625% 2012	8,000	8,128
ERP Operating LP 6.584% 2015	11,080	11,078
ERP Operating LP 5.75% 2017	6,770	6,364
iStar Financial, Inc. 3.35% 2009[5]	1,050	968
iStar Financial, Inc. 5.375% 2010	24,025	21,632
iStar Financial, Inc. 6.00% 2010	4,288	3,856
iStar Financial, Inc., Series B, 5.125% 2011	12,650	11,076
iStar Financial, Inc. 5.80% 2011	2,312	2,059
iStar Financial, Inc. 6.50% 2013	950	837
Charles Schwab Corp., Series A, 6.375% 2017	26,750	26,543
Schwab Capital Trust I 7.50% 2037[5]	15,200	13,784
Standard Chartered Bank 6.40% 2017[6]	18,450	18,925
Standard Chartered PLC 6.409% (undated)[5,6]	22,100	18,291
ACE INA Holdings Inc. 5.875% 2014	7,500	7,752
ACE INA Holdings Inc. 5.70% 2017	3,825	3,855
ACE INA Holdings Inc. 5.80% 2018	11,000	11,107
ACE Capital Trust II 9.70% 2030	12,210	14,118
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	14,500	14,734
Allstate Corp., Series B, 6.125% 2067[5]	20,000	18,608
Allstate Corp., Series A, 6.50% 2067[5]	2,500	2,300
SunTrust Banks, Inc. 6.00% 2017	5,750	5,615
SunTrust Banks, Inc.7.25% 2018	28,100	29,643
Hospitality Properties Trust 6.85% 2012	3,600	3,361
Hospitality Properties Trust 6.75% 2013	18,925	18,432
Hospitality Properties Trust 5.125% 2015	3,000	2,585
Hospitality Properties Trust 6.30% 2016	1,150	1,036
Hospitality Properties Trust 6.70% 2018	9,555	8,552
Santander Issuances, SA Unipersonal 2.902% 2016[5,6]	7,600	6,944
Santander Issuances, SA Unipersonal 5.805% 2016[5,6]	19,100	18,077
Santander Perpetual, SA Unipersonal 6.671% (undated)[5,6]	2,500	2,380
Abbey National PLC 6.70% (undated)[5]	6,000	5,887
ProLogis 5.25% 2010	32,000	31,676
New York Life Global Funding 4.625% 2010[6]	5,000	5,099
New York Life Global Funding 5.25% 2012[6]	25,000	25,448
United Dominion Realty Trust, Inc. 6.50% 2009	28,925	29,270
AXA SA 6.379% (undated)[5,6]	33,000	28,472
Capmark Financial Group Inc. 3.70% 2010[5]	9,763	7,922
Capmark Financial Group Inc. 5.875% 2012	1,269	990
Capmark Financial Group Inc. 6.30% 2017	24,857	18,114
XL Capital Ltd. 5.25% 2014	10,000	9,126
Mangrove Bay Pass Through Trust 6.102% 2033[1,5,6]	30,715	17,508
Twin Reefs Asset Trust (XLFA), Series B, 3.722% 2079[5,6]	5,500	227
Royal Bank of Scotland Group PLC 6.99% (undated)[1,5,6]	28,000	26,116
QBE Capital Funding II LP 6.797% (undated)[5,6]	28,900	24,865
Fifth Third Capital Trust IV 6.50% 2067[5]	33,000	24,230
Brandywine Operating Partnership, LP 5.75% 2012	15,030	14,145
Brandywine Operating Partnership, LP 5.40% 2014	3,955	3,446
Brandywine Operating Partnership, LP 5.70% 2017	7,735	6,528
ZFS Finance (USA) Trust I 6.15% 2065[5,6]	4,500	4,013
ZFS Finance (USA) Trust V 6.50% 2067[5,6]	22,000	19,412
Ford Motor Credit Co. 7.875% 2010	10,000	9,523
Ford Motor Credit Co. 7.375% 2011	15,000	13,800
TuranAlem Finance BV 8.00% 2014	10,015	8,312
TuranAlem Finance BV 8.50% 2015	2,500	2,112
TuranAlem Finance BV, Series 8, 8.25% 2037	15,485	12,640
Morgan Stanley, Series F, 6.625% 2018	21,000	21,813
Resona Bank, Ltd. 5.85% (undated)[5,6]	25,000	21,117
Zions Bancorporation 5.50% 2015	10,000	8,769
Zions Bancorporation 6.00% 2015	11,585	10,537
Lazard Group LLC 7.125% 2015	19,325	18,587
Nationwide Financial Services, Inc. 6.75% 2067[5]	20,500	16,737
Kimco Realty Corp., Series C, 3.95% 2008	5,000	4,991
Kimco Realty Corp. 6.00% 2012	4,062	3,997
Kimco Realty Corp., Series C, 5.783% 2016	5,450	5,076
Kimco Realty Corp. 5.70% 2017	2,000	1,783
HBOS PLC 5.375% (undated)[5,6]	14,515	11,936
HBOS PLC 6.657% (undated)[1,5,6]	5,000	3,850
BNP Paribas 7.195% (undated)[5,6]	16,500	15,524
Berkshire Hathaway Finance Corp. 4.75% 2012	15,000	15,324
Principal Life Global Funding I 4.40% 2010[6]	10,000	10,047
Principal Life Insurance Co. 6.25% 2012[6]	5,000	5,223
State Street Capital Trust IV 3.80% 2077[5]	18,750	14,305
ORIX Corp. 5.48% 2011	14,250	13,828
Northern Trust Co. 5.85% 2017[6]	10,150	10,227
Skandinaviska Enskilda Banken AB 4.958% (undated)[5,6]	12,425	10,100
Catlin Insurance Ltd. 7.249% (undated)[1,5,6]	12,500	9,719
Korea Development Bank 5.30% 2013	9,000	9,031
Chubb Corp. 6.375% 2037[5]	9,500	8,879
Sumitomo Mitsui Banking Corp. 5.625% (undated)[5,6]	9,200	8,309
KeyBank NA 5.50% 2012	7,200	7,061
Boston Properties LP 6.25% 2013	6,500	6,709
Northern Rock PLC 5.60% (undated)[1,5,6]	5,095	3,184
Northern Rock PLC 6.594% (undated)[1,5,6]	5,635	3,522
Rouse Co. 7.20% 2012	6,646	6,112
St. Paul Travelers Companies, Inc. 6.25% 2016	5,000	5,195
Principal Life Insurance Co. 5.30% 2013	5,000	5,067
ING Security Life Institutional Funding 2.903% 2010[5,6]	4,000	4,011
Woori Bank 6.208% 2067[5,6]	4,500	3,665
Independence Community Bank 3.75% 2014[5]	4,000	3,424
Financial Security Assurance Holdings Ltd. 6.40% 2066[5,6]	4,000	2,904
Assurant, Inc. 5.625% 2014	2,765	2,643
Downey Financial Corp. 6.50% 2014	2,840	2,426
Lloyds TSB Group PLC 6.267% (undated)[5,6]	2,800	2,331
North Front Pass Through Trust 5.81% 2024[1,5,6]	1,165	1,075
Federal Realty Investment Trust 8.75% 2009	1,000	1,057
Ambac Financial Group, Inc. 6.15% 2087[5]	2,250	746
		3,863,447

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 2.86%
U.S. Treasury 3.875% 2009	50,000	50,983
U.S. Treasury 6.00% 2009	175,000	183,641
U.S. Treasury 5.75% 2010	20,000	21,535
U.S. Treasury 6.50% 2010	200,000	214,840
U.S. Treasury 5.00% 2011	40,000	43,086
U.S. Treasury 5.00% 2011	20,000	21,408
U.S. Treasury 3.00% 2012[1,8]	88,295	96,870
U.S. Treasury 4.125% 2012	178,500	186,993
U.S. Treasury 4.25% 2013	41,750	44,157
U.S. Treasury 12.00% 2013	40,000	41,092
U.S. Treasury 11.75% 2014	95,000	108,537
U.S. Treasury 12.50% 2014	80,000	90,287
U.S. Treasury 13.25% 2014	80,000	89,025
U.S. Treasury Principal Strip 0% 2014	120,000	100,932
U.S. Treasury Principal Strip 0% 2014	36,250	29,769
U.S. Treasury 11.25% 2015	20,000	29,540
U.S. Treasury 7.50% 2016	200,000	254,648
U.S. Treasury 9.25% 2016	200,000	277,632
U.S. Treasury Principal Strip 0% 2018	11,460	7,500
U.S. Treasury 6.50% 2026	34,250	42,829
U.S. Treasury Principal Strip 0% 2037	103,500	28,025
Fannie Mae 7.125% 2010	215,000	233,802
Fannie Mae 6.00% 2011	120,000	129,538
Fannie Mae 5.25% 2012	100,000	103,453
Fannie Mae 6.125% 2012	65,000	71,380
Freddie Mac 4.875% 2008	75,000	75,792
Freddie Mac 5.75% 2009	50,000	51,483
Freddie Mac 6.625% 2009	115,000	121,155
Freddie Mac 7.00% 2010	65,000	69,978
Freddie Mac 5.875% 2011	100,000	105,728
Federal Agricultural Mortgage Corp. 4.25% 2008	25,000	25,149
Federal Agricultural Mortgage Corp. 4.875% 2011[6]	30,000	31,322
Federal Agricultural Mortgage Corp. 5.50% 2011[6]	37,300	39,441
Federal Home Loan Bank 5.625% 2016	74,375	75,984
CoBank ACB 7.875% 2018[6]	18,660	19,224
CoBank ACB 3.40% 2022[5,6]	26,270	19,583
		3,136,341

ASSET-BACKED OBLIGATIONS[7]— 2.70%
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-5, FGIC insured, 5.45% 2034	16,000	6,421
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-5, FGIC insured, 4.91% 2035	27,500	11,036
Residential Funding Mortgage Securities II, Inc., Series 2005-HSA1, Class A-I-5, FGIC insured, 5.48% 2035[5]	5,790	3,578
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA2, Class A-I-5, FGIC insured, 5.63% 2036[5]	5,000	2,000
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-2, MBIA insured, 5.89% 2037[1,5]	20,000	12,000
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-3, MBIA insured, 6.03% 2037[5]	22,800	16,213
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[5]	122,877	121,354
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011	15,932	15,501
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	22,000	21,890
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	20,000	19,288
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 2.821% 2014[5]	30,000	25,166
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	58,000	52,334
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	27,000	26,696
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	21,106	20,684
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	33,475	31,796
Triad Automobile Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.52% 2012	49,000	47,813
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	18,503	17,494
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	25,000	23,942
CPS Auto Receivables Trust, Series 2003-D, Class A-2, FSA insured, 3.56% 2010[6]	814	797
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[6]	2,983	2,918
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[6]	4,760	4,756
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[6]	6,574	6,285
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[6]	9,230	9,155
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 2012[6]	11,792	11,681
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[6]	18,696	18,701
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[6]	12,000	11,239
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[6]	15,000	13,702
CPS Auto Receivables Trust, Series 2006-D, Class A-4, FSA insured, 5.115% 2013[6]	18,000	17,049
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[6]	26,821	24,969
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[6]	12,825	11,869
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 2.746% 2013[5,6]	37,000	35,405
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[6]	86,620	82,546
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 2.766% 2015[5,6]	15,000	13,805
Capital One Multi-asset Execution Trust, Series 2003-4, Class A, 3.65% 2011	18,000	17,949
Capital One Multi-asset Execution Trust, Series 2004-4, Class C, 3.366% 2012[5]	10,000	9,142
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 3.116% 2013[5]	12,000	10,337
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	23,700	23,615
Capital One Multi-asset Execution Trust, Series 2005-1, Class A, 2.786% 2015[5]	25,000	23,293
Capital One Multi-asset Execution Trust, Series 2003-3, Class C, 4.966% 2016[5]	7,000	5,557
Discover Card Master Trust, Series 2008-A2, Class A-2, 3.716% 2012[5]	33,000	32,888
Discover Card Master Trust, Series 2008-A3, Class A-3, 5.10% 2013[1]	50,000	49,962
Citigroup Mortgage Loan Trust, Inc., Series 2006-WMC1, Class A-2C, 3.095% 2035[5]	22,200	17,854
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFHE2, Class A-2A, 3.045% 2036[5]	7,500	6,877
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFHE2, Class A-3, 3.115% 2036[1,5]	23,749	19,802
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class A-2D, 3.135% 2036[1,5]	17,545	14,629
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A-2, 3.045% 2037[5]	20,000	17,288
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL2, Class A-3B, 3.095% 2037[5]	8,000	5,681
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010	3,567	3,566
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	6,319	6,018
UPFC Auto Receivables Trust, Series 2006-B, Class A-3, AMBAC insured, 5.01% 2012	31,300	30,200
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	35,000	32,960
CS First Boston Mortgage Securities Corp., Series 2007-1, Class 1-A-2A, 5.802% 2037[1,5]	10,000	8,000
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-1A, 5.837% 2037[5]	64,000	61,186
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035	14,883	11,746
CWABS, Inc., Series 2006-24, Class 2-A-3, 3.045% 2037[5]	80,000	57,062
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	10,204	10,136
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[6]	30,000	29,752
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[6]	5,000	4,852
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[6]	25,000	23,289
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[6]	20,441	19,994
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[6]	44,000	43,553
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	4,846	4,854
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-1, 4.85% 2011	2,723	2,742
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	32,585	33,103
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	20,095	20,276
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 5.302% 2009[6]	3,773	3,763
Drivetime Auto Owner Trust, Series 2006-B, Class A-2, MBIA insured, 5.315% 2010[6]	2,746	2,743
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012[5,6]	56,255	54,383
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	4,899	4,770
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011	9,844	9,739
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	21,382	20,838
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	20,000	18,772
BA Credit Card Trust, Series 2008-1, Class A-1, 3.296% 2013[5,6]	48,000	47,212
Capital One Auto Finance Trust, Series 2006-A, Class A-4, AMBAC insured, 2.726% 2012[5]	50,530	46,236
Advanta Business Card Master Trust, Series 2005-A1, Class A-1, 2.87% 2011[5]	17,000	16,989
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 2.93% 2013[5]	29,000	27,192
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	34,000	34,340
Honda Auto Receivables Owner Trust, Series 2007-1, Class A-4, 5.09% 2013	9,500	9,527
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	35,500	33,495
Santander Drive Auto Receivables Trust, Series 2007-3, Class A-4-A, FGIC insured, 5.52% 2014	10,000	9,014
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	40,000	41,971
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[1,6]	48,860	41,336
MBNA Credit Card Master Note Trust, Series 2006-1, Class A, 4.90% 2011	12,500	12,570
MBNA Credit Card Master Note Trust, Series 2005-2, Class B, 2.896% 2012[5]	15,000	13,174
MBNA Credit Card Master Note Trust, Series 2001-C, Class C, 7.10% 2013[6]	10,000	9,323
MBNA Credit Card Master Note Trust, Series 2004-8, Class A, 2.866% 2014[5]	3,249	3,121
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	3,440	3,121
CSAB Mortgage-backed Trust, Series 2006-2, Class A-3-B, 3.145% 2036[5]	20,000	13,656
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[5]	30,000	26,943
Morgan Stanley ABS Capital I Inc. Trust, Series 2006-HE4, Class A-3, 3.045% 2036[5]	15,000	12,479
Morgan Stanley ABS Capital I Inc. Trust, Series 2006-NC5, Class A-2c, 3.045% 2036[5]	10,460	7,554
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-HE6, Class A-3, 3.075% 2037[5]	29,130	20,423
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[6]	48,978	40,147
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[6]	25,150	22,596
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[6]	15,000	13,437
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[5]	30,000	17,887
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[5]	20,000	8,021
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-6, FGIC insured, 6.249% 2037[1,5]	15,000	8,205
Home Equity Mortgage Trust, Series 2006-4, Class A-1, 5.671% 2036[1,5]	52,618	21,573
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[5]	33,472	12,472
Home Equity Asset Trust, Series 2004-7, Class M-2, 3.555% 2035[5]	20,000	14,885
Home Equity Asset Trust, Series 2006-8, Class 2-A-3, 3.055% 2037[5]	24,000	18,881
J.P. Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class A-F-6, 5.501% 2036[5]	23,000	20,340
J.P. Morgan Mortgage Acquisition Trust, Series 2006-CH2, Class A-F-1-B, 5.859% 2036[5]	12,229	11,784
Structured Asset Securities Corp., Series 2002-23XS, Class A7, 6.08% 2032[5]	5,854	4,208
Structured Asset Securities Corp., Series 2005-S6, Class A2, 3.185% 2035[5]	11,821	8,880
Structured Asset Securities Corp., Series 2005-S7, Class A2, 3.195% 2035[5,6]	20,914	16,873
Carrington Mortgage Loan Trust, Series 2006-NC2, Class A-2, 2.985% 2036[5]	15,466	13,907
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A-5, 2.955% 2037[5]	18,473	15,887
Chase Issuance Trust, Series 2007-A9, Class A, 2.746% 2014[5]	30,000	28,622
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011[1]	26,000	25,857
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, FGIC insured, 3.135% 2035[5]	50,107	25,698
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 3.395% 2034[5]	11,456	9,469
Bear Stearns Asset-backed Securities I Trust, Series 2006-HE6, Class I-A-2, 3.045% 2036[5]	17,000	16,004
BMW Vehicle Owner Trust, Series 2006-A, Class A-4, 5.07% 2011	25,000	25,149
Hyundai Auto Receivables Trust, Series 2006-B, Class A-4, 5.15% 2013	25,000	24,781
Providian Master Note Trust, Series 2005-A1, Class A, 2.776% 2012[5,6]	20,000	19,966
Providian Master Note Trust, Series 2006-B1A, Class B-1, 5.35% 2013[6]	5,000	4,796
American Express Credit Account Master Trust, Series 2008-1, Class A, 3.166% 2013[5]	25,000	24,631
CWABS Asset-backed Certificates Trust, Series 2007-2, Class 2-A-3, 3.035% 2037[5]	10,000	7,136
CWABS Asset-backed Certificates Trust, Series 2006-14, Class 2-A-2, 3.045% 2037[5]	5,000	4,131
CWABS Asset-backed Certificates Trust, Series 2006-8, Class 2-A-3, 3.055% 2046[5]	15,000	12,581
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	15,975	10,211
CWHEQ Home Equity Loan Trust, Series 2006-S6, Class A-6, AMBAC insured, 5.657% 2034	10,000	7,869
CWHEQ Home Equity Loan Trust, Series 2006-S9, Class A-1, MBIA insured, 2.995% 2036[5]	4,967	4,765
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	22,000	21,447
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	21,275	20,657
John Deere Owner Trust, Series 2008, Class A-3, 4.18% 2012	20,000	19,822
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A-3A, 5.29% 2012	19,000	19,276
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[6]	6,185	5,909
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[6]	13,560	12,664
MASTR Asset-backed Securities Trust, Series 2006-FRE1, Class A-4, 3.185% 2035[5]	5,000	3,605
MASTR Asset-backed Securities Trust, Series 2007-WMC1, Class A-4, 3.055% 2037[5]	25,000	14,509
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	18,000	17,438
Argent Securities Trust, Series 2006-W3, Class A-2C, 3.075% 2036[5]	21,500	17,068
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	16,970	16,827
Citibank Credit Card Issuance Trust, Class 2004-A7, 3.183% 2013[5]	17,000	16,285
CWABS Revolving Home Equity Loan Trust, Series 2004-P, Class 2-A, MBIA insured, 3.036% 2034[5]	21,693	16,082
Structured Asset Investment Loan Trust, Series 2006-3, Class A-4, 2.985% 2036[5]	15,000	14,365
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[6]	14,041	14,106
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class C, 3.716% 2013[5]	15,000	13,950
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[6]	15,000	13,505
Fremont Home Loan Trust, Series 2006-B, Class 2-A-3, 3.055% 2036[5]	17,155	12,909
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034	8,707	7,975
RAMP Trust, Series 2004-RS12, Class M-I-1, 5.186% 2034[1]	6,000	4,200
NovaStar Mortgage Funding Trust, Series 2007-1, Class A-2C, 3.075% 2037[5]	17,000	12,113
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	12,000	12,099
Chase Auto Owner Trust, Series 2006-B, Class A-4, 5.11% 2014	12,000	12,011
Accredited Mortgage Loan Trust, Series 2007-1, Class A-3, 3.025% 2037[5]	15,000	11,721
FFMLT Trust, Series 2006-FF4, Class A-2, 3.085% 2036[5]	12,400	11,627
DT Auto Owner Trust, Series 2005-B, Class A-3, XLCA insured, 4.429% 2010[6]	11,775	11,440
Susquehanna Auto Lease Trust, Series 2007-1, Class A-2, 5.32% 2009[6]	11,044	11,099
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, 2.866% 2037[5]	16,769	10,458
Irwin Home Equity, Series 2006-1, Class 2-A2, AMBAC insured, 5.39% 2035[1,5,6]	15,000	9,750
MBNA Master Credit Card Trust II, Series 2001-B, Class A, 2.976% 2013[5]	5,150	5,006
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 3.316% 2013[5]	5,000	4,546
BNC Mortgage Loan Trust, Series 2006-2, Class A4, 3.055% 2036[5]	10,000	6,816
BNC Mortgage Loan Trust, Series 2007-2, Class M4, 3.615% 2037[1,5]	9,000	1,256
BNC Mortgage Loan Trust, Series 2007-2, Class M5, 3.795% 2037[1,5]	4,500	485
BNC Mortgage Loan Trust, Series 2007-2, Class M6, 4.195% 2037[1,5]	2,500	260
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009	7,960	8,079
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[5]	8,653	7,870
Home Equity Mortgage Loan Asset-backed Trust, Series INABS 2006-E, Class 2A-2, 3.015% 2037[5]	9,000	7,868
GMACM Home Loan Trust, Series 2006-HLTV1, Class A-5, FGIC insured, 6.01% 2029[1,5]	16,901	7,606
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027[1]	4,892	4,762
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-2, 9.14% 2031[1]	3,000	2,659
Merrill Lynch Mortgage Investors, Inc., Series 2007-HE1, Class A-2C, 3.125% 2037[5]	9,000	6,117
CarMax Auto Owner Trust, Series 2007-3, Class B, 6.12% 2013	7,000	6,033
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[6]	7,644	5,771
Popular ABS Mortgage Pass-Through Trust, Series 2004-5, Class AF-6, 4.747% 2034	5,800	4,964
SACO I Trust, Series 2006-12, Class I-A, 3.035% 2036[5]	13,404	4,691
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 3.016% 2019[1,5,6]	5,010	4,321
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032	4,903	3,867
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	2,649	2,711
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 3.695% 2034[5]	1,977	1,504
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 3.795% 2034[5]	1,542	786
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	2,161	2,159
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023[1]	1,871	1,779
Soundview Home Loan Trust, Series 2007-OPT1, Class M-4, 3.495% 2037[1,5]	9,500	1,325
Navistar Financial Owner Trust, Series 2004-A, Class B, 2.46% 2011	1,256	1,174
Long Beach Mortgage Loan Trust, Series 2000-1, Class AF-3, 7.934% 2031[5]	1,201	1,152
ACE Securities Corp. Home Equity Loan Trust, Series 2003-NC1, Class A-2A, 3.315% 2033[5]	130	82
		2,955,145

CONSUMER DISCRETIONARY — 0.85%
Comcast Cable Communications, Inc. 6.875% 2009	18,000	18,471
Comcast Corp. 5.45% 2010	9,500	9,695
Comcast Cable Communications, Inc. 6.75% 2011	34,590	35,924
Comcast Cable Communications, Inc. 7.125% 2013	13,000	13,944
Tele-Communications, Inc. 7.875% 2013	10,000	10,883
Comcast Corp. 5.85% 2015	31,000	31,402
Comcast Corp. 6.30% 2017	10,000	10,409
Time Warner Inc. 3.30% 2009[5]	15,000	14,479
Time Warner Inc. 5.50% 2011	10,000	9,916
AOL Time Warner Inc. 6.75% 2011	5,000	5,138
Time Warner Companies, Inc. 9.125% 2013	10,000	11,254
Time Warner Inc. 5.875% 2016	48,600	47,452
Time Warner Companies, Inc. 7.25% 2017	2,500	2,606
AOL Time Warner Inc. 7.625% 2031	5,000	5,380
Time Warner Inc. 6.50% 2036	17,300	16,367
Federated Department Stores, Inc. 6.625% 2008	20,000	20,060
Federated Department Stores, Inc. 6.30% 2009	5,000	4,987
Federated Retail Holdings, Inc. 5.35% 2012	6,896	6,431
Federated Retail Holdings, Inc. 5.90% 2016	53,144	46,656
Marriott International, Inc., Series J, 5.625% 2013	45,000	44,281
Marriott International, Inc., Series I, 6.375% 2017	22,750	22,425
Target Corp. 5.125% 2013	18,400	18,721
Target Corp. 6.00% 2018	34,000	35,378
J.C. Penney Co., Inc. 7.375% 2008	1,300	1,308
J.C. Penney Co., Inc. 8.00% 2010	31,925	32,951
J.C. Penney Co., Inc. 9.00% 2012	8,480	9,183
Clear Channel Communications, Inc. 6.625% 2008	8,245	8,163
Chancellor Media Corp. of Los Angeles 8.00% 2008	34,000	34,819
News America Holdings Inc. 9.25% 2013	5,200	6,000
News America Inc. 5.30% 2014	5,000	5,031
News America Holdings Inc. 8.00% 2016	2,000	2,300
News America Inc. 7.25% 2018	4,250	4,678
News America Holdings Inc. 8.25% 2018	10,000	11,379
News America Inc. 6.65% 2037	12,600	13,067
Viacom Inc. 5.75% 2011	13,500	13,660
Viacom Inc. 6.25% 2016	26,000	26,315
Walt Disney Co. 5.70% 2011	4,000	4,186
Walt Disney Co. 4.70% 2012	25,000	25,468
Walt Disney Co. 5.625% 2016	6,000	6,240
Centex Corp. 4.55% 2010	2,000	1,816
Centex Corp. 7.875% 2011	2,000	1,956
Centex Corp. 5.25% 2015	12,500	10,452
Centex Corp. 6.50% 2016	21,560	19,217
McGraw-Hill Companies, Inc. 5.90% 2017	33,000	32,030
D.R. Horton, Inc. 5.25% 2015	2,240	2,005
D.R. Horton, Inc. 5.625% 2016	2,310	2,010
D.R. Horton, Inc. 6.50% 2016	21,690	19,955
Time Warner Cable Inc. 5.40% 2012	22,000	22,149
Toll Brothers, Inc. 6.875% 2012	15,000	14,637
Toll Brothers, Inc. 4.95% 2014	7,950	6,967
Ryland Group, Inc. 5.375% 2012	12,000	11,024
Ryland Group, Inc. 5.375% 2015	12,000	10,392
DaimlerChrysler North America Holding Corp. 4.05% 2008	6,480	6,481
DaimlerChrysler North America Holding Corp. 7.20% 2009	3,000	3,106
DaimlerChrysler North America Holding Corp. 8.00% 2010	10,000	10,708
Gap, Inc. 10.05% 2008[5]	19,460	19,849
Harrah’s Operating Co., Inc. 5.50% 2010	4,325	3,860
Harrah’s Operating Co., Inc. 5.625% 2015	10,000	5,813
Harrah’s Operating Co., Inc. 6.50% 2016	10,000	5,850
MDC Holdings, Inc. 7.00% 2012	1,425	1,408
MDC Holdings, Inc. 5.375% 2014	15,000	13,558
Thomson Corp. 6.20% 2012	14,000	13,902
Pulte Homes, Inc. 7.875% 2011	12,000	11,760
NVR, Inc. 5.00% 2010	8,000	7,859
Home Depot, Inc. 2.925% 2009[5]	7,500	7,171
Lowe’s Companies, Inc. 8.25% 2010	5,455	5,912
Cox Communications, Inc. 4.625% 2013	5,495	5,283
Limited Brands, Inc. 6.90% 2017	5,400	4,829
Kohl’s Corp. 6.30% 2011	1,200	1,227
Kohl’s Corp. 7.375% 2011	1,555	1,647
Delphi Automotive Systems Corp. 6.50% 2009[9]	1,200	423
		932,263

ENERGY — 0.79%
Enterprise Products Operating LP, Series B, 4.625% 2009	15,395	15,466
Enterprise Products Operating LP 4.95% 2010	24,205	24,325
Enterprise Products Operating LP 7.50% 2011	24,000	25,439
Enterprise Products Operating LP, Series B 6.375% 2013	7,400	7,708
Enterprise Products Partners LP 5.60% 2014	18,100	17,938
Enterprise Products Operating LP, Series B, 5.00% 2015	1,900	1,810
Enterprise Products Operating LP 6.50% 2019	8,500	8,782
Enterprise Products Operating LP 6.875% 2033	10,000	9,952
Williams Companies, Inc. and Credit Linked Certificate Trust 6.75% 2009[6]	12,000	12,300
Williams Companies, Inc. 4.698% 2010[5,6]	5,000	5,150
Williams Companies, Inc. 6.375% 2010[6]	12,000	12,480
Williams Companies, Inc. 7.125% 2011	10,000	10,675
Williams Companies, Inc. 8.125% 2012	16,300	17,930
Transcontinental Gas Pipe Line Corp., Series B, 8.875% 2012	8,000	8,860
Williams Companies, Inc. 7.875% 2021	39,000	42,803
Devon Financing Corp., ULC 6.875% 2011	80,000	85,924
Kinder Morgan Energy Partners LP 6.75% 2011	7,284	7,597
Kinder Morgan Energy Partners LP 5.85% 2012	16,204	16,524
Kinder Morgan Energy Partners LP 5.00% 2013	19,590	19,155
Kinder Morgan Energy Partners LP 5.125% 2014	30,703	29,844
Kinder Morgan Energy Partners LP 6.00% 2017	12,750	12,770
Enbridge Energy Partners, LP 5.35% 2014	3,700	3,642
Enbridge Energy Partners, LP 6.50% 2018[6]	42,000	42,593
Enbridge Energy Partners, LP 8.05% 2067[5]	17,355	16,493
Gaz Capital SA 6.51% 2022[6]	67,365	61,807
Enbridge Inc. 5.80% 2014	33,500	33,951
Enbridge Inc. 4.90% 2015	11,310	10,899
Enbridge Inc. 5.60% 2017	10,190	10,024
TransCanada PipeLines Ltd. 6.35% 2067[5]	55,750	49,631
XTO Energy Inc. 5.90% 2012	15,500	16,076
XTO Energy Inc. 5.65% 2016	15,000	15,170
Marathon Oil Corp. 6.00% 2017	19,000	19,389
Marathon Oil Corp. 5.90% 2018	10,000	10,137
Rockies Express Pipeline LLC 4.25% 2009[5,6]	28,950	28,965
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[6,7]	2,621	2,634
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[7]	413	415
Ras Laffan Liquefied Natural Gas II 5.298% 2020[6,7]	27,650	25,648
Transocean Inc. 5.25% 2013	9,500	9,615
Transocean Inc. 6.00% 2018	14,335	14,856
Pemex Finance Ltd. 8.875% 2010[7]	9,113	9,663
Pemex Project Funding Master Trust 5.75% 2018[6]	12,750	13,196
Canadian Natural Resources Ltd. 5.45% 2012	4,500	4,612
Canadian Natural Resources Ltd. 5.70% 2017	13,500	13,560
Sunoco, Inc. 6.75% 2011	7,500	7,819
Sunoco, Inc. 4.875% 2014	9,250	8,834
Duke Capital Corp. 7.50% 2009	10,000	10,323
Gulfstream Natural Gas 5.56% 2015[6]	10,000	9,834
Southern Natural Gas Co. 5.90% 2017[6]	7,460	7,466
El Paso Natural Gas Co. 5.95% 2017	2,000	1,995
Energy Transfer Partners, LP 5.95% 2015	5,930	5,900
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	5,000	5,187
Husky Energy Inc. 6.20% 2017	2,500	2,576
Husky Energy Inc. 6.80% 2037	1,000	1,018
		867,360

HEALTH CARE — 0.75%
UnitedHealth Group Inc. 4.125% 2009	20,165	20,139
UnitedHealth Group Inc. 2.779% 2010[5]	32,350	30,593
UnitedHealth Group Inc. 5.25% 2011	1,585	1,586
UnitedHealth Group Inc. 4.875% 2013	22,200	21,222
UnitedHealth Group Inc. 4.875% 2013	18,400	17,572
UnitedHealth Group Inc. 5.375% 2016	30,650	29,404
UnitedHealth Group Inc. 6.00% 2017	26,400	26,279
Cardinal Health, Inc. 6.25% 2008	13,155	13,224
Cardinal Health, Inc. 6.75% 2011	100,250	104,812
Cardinal Health, Inc. 5.85% 2017	10,000	10,010
WellPoint, Inc. 5.00% 2011	37,000	36,722
WellPoint, Inc. 5.875% 2017	56,000	54,876
WellPoint, Inc. 6.375% 2037	11,000	10,092
Hospira, Inc. 4.95% 2009	48,950	48,671
Hospira, Inc. 3.176% 2010[5]	7,120	6,883
Hospira, Inc. 5.55% 2012	20,000	19,799
Hospira, Inc. 5.90% 2014	5,860	5,787
Hospira, Inc. 6.05% 2017	4,315	4,232
AstraZeneca PLC 5.40% 2012	61,000	63,258
AstraZeneca PLC 5.40% 2014	9,000	9,438
Coventry Health Care, Inc. 5.875% 2012	9,000	8,757
Coventry Health Care, Inc. 6.30% 2014	8,750	8,551
Coventry Health Care, Inc. 6.125% 2015	6,500	6,155
Coventry Health Care, Inc. 5.95% 2017	53,280	48,852
Schering-Plough Corp. 6.00% 2017	70,000	70,813
Humana Inc. 6.45% 2016	40,875	40,156
Humana Inc. 6.30% 2018	10,335	9,750
Biogen Idec Inc. 6.00% 2013	40,000	39,561
Boston Scientific Corp. 6.00% 2011	14,875	14,763
Boston Scientific Corp. 6.40% 2016	1,000	970
Abbott Laboratories 5.875% 2016	12,907	13,624
Aetna Inc. 5.75% 2011	12,500	12,756
Amgen Inc. 4.00% 2009	10,000	9,994
Universal Health Services, Inc. 7.125% 2016	6,820	6,984
		826,285

TELECOMMUNICATION SERVICES — 0.68%
SBC Communications Inc. 6.25% 2011	35,000	36,515
AT&T Wireless Services, Inc. 7.875% 2011	76,700	83,027
SBC Communications Inc. 5.875% 2012	10,000	10,412
AT&T Inc. 4.95% 2013	7,500	7,557
SBC Communications Inc. 5.10% 2014	4,250	4,269
AT&T Inc. 5.50% 2018	23,000	23,039
AT&T Corp. 8.00% 2031[5]	17,000	20,506
US Unwired Inc., Series B, 10.00% 2012	33,305	31,557
Nextel Communications, Inc., Series E, 6.875% 2013	38,656	31,915
Nextel Communications, Inc., Series F, 5.95% 2014	80,162	62,599
Sprint Capital Corp. 6.90% 2019	10,000	8,265
Verizon Global Funding Corp. 7.25% 2010	10,000	10,703
Verizon Global Funding Corp. 7.375% 2012	17,000	18,678
Verizon Communications Inc. 4.35% 2013	5,000	4,933
Verizon Communications Inc. 5.25% 2013	40,725	41,639
Verizon Communications Inc. 5.50% 2017	20,000	20,116
Verizon Communications Inc. 5.50% 2018	6,000	6,028
Verizon Communications Inc. 6.10% 2018	13,000	13,656
Telecom Italia Capital SA 4.00% 2010	10,880	10,696
Telecom Italia Capital SA, Series B, 5.25% 2013	59,500	57,115
Telecom Italia Capital SA 7.20% 2036	11,370	11,429
British Telecommunications PLC 8.625% 2010[5]	4,200	4,574
British Telecommunications PLC 5.15% 2013	50,000	50,276
British Telecommunications PLC 5.95% 2018	11,000	11,042
British Telecommunications PLC 9.125% 2030[5]	9,300	11,294
PCCW-HKT Capital Ltd. 8.00% 2011[5,6]	22,450	24,721
PCCW-HKT Capital Ltd. 8.00% 2011[5]	1,800	1,982
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[6]	11,900	11,473
Singapore Telecommunications Ltd. 6.375% 2011	9,825	10,447
Singapore Telecommunications Ltd. 6.375% 2011[6]	3,490	3,711
Singapore Telecommunications Ltd. 7.375% 2031[6]	12,600	13,959
Vodafone Group PLC 5.625% 2017	17,100	17,204
Vodafone Group PLC 6.15% 2037	11,000	10,873
Koninklijke KPN NV 8.00% 2010	12,550	13,422
Koninklijke KPN NV 8.375% 2030	8,180	9,805
Telefónica Emisiones, SAU 5.984% 2011	20,000	20,437
France Télécom 7.75% 2011[5]	10,600	11,469
Deutsche Telekom International Finance BV 8.00% 2010[5]	5,100	5,466
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	3,000	3,105
		749,914

INDUSTRIALS — 0.50%
Koninklijke Philips Electronics NV 4.625% 2013	77,700	77,562
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[7]	8,932	8,591
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	4,860	4,678
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[7]	9,514	9,156
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[7]	2,000	1,605
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[7]	13,869	13,906
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[7]	15,273	15,278
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[7]	11,930	11,453
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[7]	39,450	39,515
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[7]	41,770	40,962
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[7]	3,302	3,202
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[6,7]	35,848	38,083
Caterpillar Financial Services Corp., Series F, 2.977% 2008[5]	1,000	999
Caterpillar Inc. 4.50% 2009	17,785	17,936
Caterpillar Financial Services Corp. 4.30% 2010	4,300	4,342
Caterpillar Financial Services Corp., Series F, 5.125% 2011	3,000	3,056
Caterpillar Financial Services Corp., Series F, 4.85% 2012	4,290	4,350
Caterpillar Financial Services Corp., Series F, 5.50% 2016	2,000	2,031
Caterpillar Inc. 6.05% 2036	1,600	1,621
CSX Corp. 5.75% 2013	15,000	15,211
CSX Corp. 6.25% 2015	15,000	15,344
General Electric Capital Corp., Series A, 4.80% 2013	27,000	27,135
General Electric Co. 4.50% PINES 2035	1,905	1,843
Waste Management, Inc. 6.50% 2008	6,180	6,274
Waste Management, Inc. 7.375% 2010	20,000	21,168
Waste Management, Inc. 5.00% 2014	890	860
Canadian National Railway Co. 5.55% 2018	25,000	25,411
Raytheon Co. 4.85% 2011	16,000	16,272
Raytheon Co. 6.40% 2018	1,580	1,700
Raytheon Co. 6.75% 2018	2,420	2,645
Raytheon Co. 7.00% 2028	4,000	4,438
Tyco International Group SA 6.125% 2008	13,000	13,061
Tyco International Group SA 6.125% 2009	7,000	7,050
Tyco International Group SA 7.00% 2028	745	717
Tyco International Group SA 6.875% 2029	1,425	1,373
Atlas Copco AB 5.60% 2017[6]	17,290	17,367
Union Pacific Corp. 5.75% 2017	5,405	5,482
Union Pacific Corp. 5.70% 2018	9,870	10,003
Northrop Grumman Systems Corp. 7.125% 2011	12,700	13,550
John Deere Capital Corp. 4.875% 2009	6,000	6,046
John Deere Capital Corp. 5.10% 2013	1,700	1,738
John Deere Capital Corp., Series D, 5.50% 2017	5,350	5,421
Hutchison Whampoa International Ltd. 6.50% 2013[6]	11,800	12,371
Lockheed Martin Corp. 4.121% 2013	2,000	1,967
Lockheed Martin Corp. 7.65% 2016	4,000	4,630
Lockheed Martin Corp. 6.15% 2036	3,000	3,075
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[7]	1,225	1,200
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[7]	1,819	1,801
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[7]	3,405	3,044
BNSF Funding Trust I 6.613% 2055[5]	2,695	2,481
		549,004

UTILITIES — 0.49%
Appalachian Power Co., Series J, 4.40% 2010	10,000	10,000
Ohio Power Co., Series J, 5.30% 2010	18,000	18,400
Appalachian Power Co., Series M, 5.55% 2011	10,000	10,102
Appalachian Power Co., Series I, 4.95% 2015	15,000	14,108
Indiana Michigan Power Co. 5.65% 2015	11,000	10,777
Scottish Power PLC 4.91% 2010	30,000	29,978
Scottish Power PLC 5.375% 2015	25,000	24,285
Cilcorp Inc. 8.70% 2009	17,025	17,658
AmerenEnergy Generating Co., Series D, 8.35% 2010	6,500	6,941
Union Electric Co. 4.65% 2013	4,250	4,109
Illinois Power Co. 6.125% 2017	15,000	14,723
Cilcorp Inc. 9.375% 2029	5,000	5,516
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	13,000	13,853
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	12,000	12,043
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	12,325	12,497
Exelon Corp. 4.45% 2010	10,000	9,990
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	9,000	9,113
Exelon Generation Co., LLC 6.95% 2011	17,600	18,465
Alabama Power Co., Series X, 3.125% 2008	1,800	1,800
Alabama Power Co., Series R, 4.70% 2010	1,750	1,785
Alabama Power Co., Series 2007-D, 4.85% 2012	32,350	32,755
MidAmerican Energy Co. 5.125% 2013	1,500	1,535
MidAmerican Energy Co. 5.95% 2017	20,000	20,881
MidAmerican Energy Holdings Co. 5.75% 2018[6]	10,000	10,176
Constellation Energy Group, Inc. 6.125% 2009	11,000	11,191
Constellation Energy Group, Inc. 7.00% 2012	15,000	15,745
Constellation Energy Group, Inc. 4.55% 2015	5,000	4,562
PSEG Power LLC 3.75% 2009	10,000	9,947
PSEG Power LLC 7.75% 2011	15,000	16,067
Public Service Electric and Gas Co., Series E, 5.30% 2018	5,000	5,001
Abu Dhabi National Energy Co. PJSC (TAQA) 5.62% 2012[6]	30,000	30,479
National Grid PLC 6.30% 2016	28,225	28,884
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	25,000	24,930
Centerpoint Energy Resources Corp., Series B, 7.875% 2013	18,000	19,682
Centerpoint Energy, Inc., Series B, 6.85% 2015	5,000	5,231
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	10,311	10,442
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010	3,000	3,037
Virginia Electric and Power Co., Series A, 6.00% 2037	2,000	1,955
Public Service Co. of Colorado, First Collateral Trust Bonds, Series No. 12, 4.875% 2013	5,000	5,066
Northern States Power Co., First Mortgage Bonds, 5.25% 2018	6,500	6,541
Consumers Energy Co. 5.65% 2018	11,400	11,411
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,500	5,559
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.15% 2015	5,000	5,047
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	1,000	994
		533,261

INFORMATION TECHNOLOGY — 0.25%
Electronic Data Systems Corp., Series B, 6.50% 2013[5]	54,980	56,087
Electronic Data Systems Corp. 7.45% 2029	15,000	13,851
National Semiconductor Corp. 6.15% 2012	31,805	31,957
National Semiconductor Corp. 6.60% 2017	28,000	28,121
KLA-Tencor Corp. 6.90% 2018[1]	34,375	34,512
Jabil Circuit, Inc. 5.875% 2010	19,185	18,848
Jabil Circuit, Inc. 8.25% 2018[6]	15,500	15,577
Hewlett-Packard Co. 4.50% 2013	30,000	30,277
Western Union Co. 3.22% 2008[5]	20,000	19,886
Cisco Systems, Inc. 5.25% 2011	14,000	14,477
Sabre Holdings Corp. 8.35% 2016	10,000	7,950
Motorola, Inc. 7.625% 2010	1,590	1,611
		273,154

CONSUMER STAPLES — 0.21%
Kroger Co. 5.00% 2013	11,250	11,315
Kroger Co. 6.40% 2017	48,135	51,299
CVS Corp. 7.77% 2012[1,6,7]	2,128	2,193
CVS Corp. 6.117% 2013[6,7]	1,784	1,788
CVS Corp. 5.298% 2027[6,7]	12,652	11,756
CVS Caremark Corp. 6.943% 2030[6,7]	34,843	34,521
Safeway Inc. 6.35% 2017	30,000	31,932
Delhaize Group 6.50% 2017	28,410	30,037
Wal-Mart Stores, Inc. 4.25% 2013	6,000	6,031
Wal-Mart Stores, Inc., Series 1994-A2, 8.85% 2015[1,7]	16,000	18,624
Tyson Foods, Inc. 6.85% 2016[5]	20,000	19,965
Tesco PLC 5.50% 2017[6]	10,000	10,091
		229,552

MATERIALS — 0.20%
Rohm and Haas Co. 5.60% 2013	26,470	26,901
Rohm and Haas Co. 6.00% 2017	16,000	16,303
UPM-Kymmene Corp. 5.625% 2014[6]	41,490	36,379
Stora Enso Oyj 6.404% 2016[6]	36,000	32,015
E.I. du Pont de Nemours and Co. 4.125% 2010	4,000	4,035
E.I. du Pont de Nemours and Co. 5.00% 2013	12,410	12,676
E.I. du Pont de Nemours and Co. 5.25% 2016	1,500	1,527
Lafarge 6.15% 2011	11,735	11,915
Lafarge 6.50% 2016	3,250	3,210
Packaging Corp. of America 4.375% 2008	14,000	14,000
C10 Capital (SPV) Ltd. 6.722% (undated)[5,6]	12,755	11,441
Dow Chemical Co. 5.75% 2008	10,500	10,613
Arbermarle Corp. 5.10% 2015	7,000	6,729
Praxair, Inc. 2.75% 2008	6,350	6,344
International Paper Co. 5.85% 2012	5,247	5,163
Nucor Corp. 5.75% 2017	3,250	3,313
Nucor Corp. 6.40% 2037	1,600	1,612
Commercial Metals Co. 6.50% 2017	4,675	4,843
ICI Wilmington, Inc. 4.375% 2008	4,000	4,009
ICI Wilmington, Inc. 5.625% 2013	500	499
Weyerhaeuser Co. 7.375% 2032	3,000	3,020
Alcan Inc. 6.45% 2011	1,000	1,049
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	329
		217,925

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.06%
Russian Federation 7.50% 2030[7]	46,591	53,463
Corporación Andina de Fomento 6.875% 2012	10,000	10,480
		63,943

MUNICIPALS — 0.02%
State of Winsconsin, Badger Tobacco Asset Securitization Corp.,
Tobacco Settlement Asset-backed Bonds, 6.125% 2027	13,000	13,029
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	9,333	8,808
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	4,183	4,106
		25,943

Total bonds & notes (cost: $24,162,908,000)		23,216,032

Short-term securities — 9.86%

Federal Home Loan Bank 1.67%–4.17% due 5/2/2008–2/23/2009	2,907,075	2,892,132
Freddie Mac 2.00%–2.553% due 6/23–12/15/2008	1,374,760	1,364,901
U.S. Treasury Bills 1.191%–3.265% due 6/12–10/23/2008	622,300	618,960
Procter & Gamble International Funding S.C.A. 2.08%–2.10% due 5/7–6/19/2008[6]	466,700	465,719
JPMorgan Chase & Co. 2.42%–3.00% due 5/5–6/9/2008	261,500	261,052
Jupiter Securitization Co., LLC 2.85% due 5/12/2008[6]	100,000	99,905
Park Avenue Receivables Co., LLC 2.55% due 5/29/2008[6]	48,500	48,381
Wal-Mart Stores Inc. 2.10%–2.40% due 5/27–12/22/2008[6]	356,700	352,382
Pfizer Inc 1.95%–4.33% due 5/1–9/12/2008[6]	344,420	341,616
Fannie Mae 2.07%–2.62% due 5/23–10/8/2008	343,041	341,164
AT&T Inc. 2.10%–2.73% due 5/7–7/11/2008[6]	316,600	315,274
Honeywell International Inc. 2.05%–2.12% due 6/17–8/6/2008[6]	289,427	287,792
Federal Farm Credit Banks 2.06%–2.69% due 5/9–11/21/2008	277,000	276,227
Variable Funding Capital Corp. 2.73%–3.05% due 5/2–6/17/2008[6]	270,000	269,384
PepsiCo Inc. 2.05%–2.15% due 5/1–5/28/2008[6]	224,300	224,030
Coca-Cola Co. 2.06%–2.67% due 5/13–7/18/2008[6]	203,900	203,442
Union Bank of California, N.A. 3.05% due 5/28–5/29/2008	200,000	200,041
CAFCO, LLC 2.80%–2.88% due 6/16–7/29/2008[6]	153,500	152,749
Ciesco LLC 2.80% due 5/13/2008[6]	41,000	40,959
IBM Capital Inc. 2.15% due 6/10–6/18/2008[6]	175,169	174,539
FCAR Owner Trust II 3.00% due 5/13/2008	128,400	128,261
FCAR Owner Trust I 2.60% due 5/1/2008	40,000	39,997
American Express Credit Corp. 2.62%–3.00% due 10/6–11/14/2008	125,000	123,166
John Deere Capital Corp. 2.19%–2.22% due 5/20–6/3/2008[6]	110,000	109,800
Ranger Funding Co. LLC 2.85% due 7/25–8/8/2008[6]	106,420	105,587
Harley-Davidson Funding Corp. 2.12%–2.20% due 5/7–7/28/2008[6]	104,500	104,014
Wells Fargo & Co. 2.15% due 5/21/2008	100,000	99,875
Anheuser-Busch Cos. Inc. 2.10%–2.73% due 5/9–6/12/2008[6]	91,700	91,499
Private Export Funding Corp. 2.20%–2.78% due 5/9–10/24/2008[6]	90,000	89,606
Edison Asset Securitization LLC 2.95% due 6/24/2008[6]	86,277	85,870
3M Co. 2.05% due 5/21/2008	85,000	84,898
Walt Disney Co. 2.72%–2.73% due 5/15/2008	77,000	76,910
NetJets Inc. 2.07%–2.15% due 5/22–6/2/2008[6]	75,000	74,886
Abbott Laboratories 2.08% due 6/13/2008[6]	70,000	69,822
Chevron Funding Corp. 2.16%–2.25% due 5/12–5/22/2008	65,000	64,937
E.I. duPont de Nemours and Co. 2.12% due 6/2/2008[6]	60,000	59,883
Johnson & Johnson 2.07%–2.44% due 5/21–6/6/2008[6]	59,380	59,249
International Lease Finance Corp. 2.70% due 5/8/2008	50,000	49,970
Colgate-Palmolive Co. 2.08%–2.12% due 5/13–5/29/2008[6]	50,000	49,939
United Parcel Service Inc. 2.03% due 5/30/2008[6]	50,000	49,915
Harvard University 2.10% due 5/28/2008	50,000	49,884
Eaton Corp. 2.62%–2.68% due 6/13–6/23/2008[6]	48,078	47,892
Illinois Tool Works Inc. 2.08% due 5/16/2008	40,000	39,963
Caterpillar Financial Services Corp. 2.13% due 5/19/2008	31,000	30,965
Brown-Forman Corp. 2.20% due 6/20/2008[6]	30,000	29,878
Merck & Co. Inc. 2.17% due 5/12/2008	25,000	24,982
Becton, Dickinson and Co. 2.23% due 5/1/2008	23,114	23,113
Target Corp. 2.15% due 5/19/2008	20,700	20,677

Total short-term securities (cost: $10,817,873,000)		10,816,087

Total investment securities (cost: $96,812,298,000)		109,832,825
Other assets less liabilities		(151,495)

Net assets		$109,681,330

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $45,298,425,000, which represented 41.30% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Market value (000)	Percent of net assets

Citigroup Inc., Series D, 7.00%, noncumulative convertible preferred	1/15/2008	$22,500	$23,468	.02%
Macquarie Communications Infrastructure Group	4/23/2007-12/31/2007	22,856	19,209	.02

Total restricted securities		$45,356	$42,677	.04%

[5]	Coupon rate may change periodically.
[6]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,970,987,000, which represented 6.36% of the net assets of the fund.

[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Index-linked bond whose principal amount moves with a government retail price index.
[9]	Scheduled interest and/or principal payment was not received.

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-912-0608O-S10842

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER, INC.

By /s/ Catherine M. Ward
Catherine M. Ward, Principal Executive Officer

Date: July 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Catherine M. Ward
Catherine M. Ward, Principal Executive Officer

Date: July 8, 2008

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: July 8, 2008